UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3785

Fidelity Advisor Series I
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2009

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Advisor Balanced Fund
Class A
Class T
Class B
Class C
Institutional Class

May 31, 2009

1.797921.105

AIG-QTLY-0709

Investments May 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 58.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 5.2%
Auto Components - 0.3%
BorgWarner, Inc.	15,900	$ 513
Gentex Corp.	49,200	580
Johnson Controls, Inc.	69,700	1,389
		2,482
Automobiles - 0.1%
Toyota Motor Corp. sponsored ADR	8,200	657
Distributors - 0.2%
Li & Fung Ltd.	589,000	1,597
Diversified Consumer Services - 0.1%
Regis Corp.	24,637	432
Sotheby's Class A (ltd. vtg.)	19,969	212
		644
Hotels, Restaurants & Leisure - 0.7%
Burger King Holdings, Inc.	25,200	417
McDonald's Corp.	72,800	4,294
Royal Caribbean Cruises Ltd.	33,900	511
Starwood Hotels & Resorts Worldwide, Inc.	35,100	859
Wendy's/Arby's Group, Inc.	43,500	183
		6,264
Household Durables - 0.3%
Centex Corp.	6,890	58
D.R. Horton, Inc.	48,400	446
Mohawk Industries, Inc. (a)	22,424	858
Newell Rubbermaid, Inc.	50,700	584
Pulte Homes, Inc.	19,300	170
Whirlpool Corp.	19,445	819
		2,935
Internet & Catalog Retail - 0.3%
Amazon.com, Inc.	23,651	1,845
Expedia, Inc. (a)	40,362	699
Priceline.com, Inc. (a)	4,500	495
		3,039
Leisure Equipment & Products - 0.0%
Hasbro, Inc.	15,600	396
Media - 1.7%
Central European Media Enterprises Ltd. Class A (a)	26,700	500
Comcast Corp.:
Class A	64,857	893
Class A (special) (non-vtg.)	205,900	2,677
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Discovery Communications, Inc. (a)	23,200	$ 521
DreamWorks Animation SKG, Inc. Class A (a)	14,076	392
Interpublic Group of Companies, Inc. (a)	98,600	517
Liberty Global, Inc. Class A (a)	27,600	381
The DIRECTV Group, Inc. (a)	111,500	2,509
The Walt Disney Co.	128,000	3,100
Time Warner Cable, Inc.	57,376	1,767
Viacom, Inc. Class B (non-vtg.) (a)	54,800	1,215
		14,472
Multiline Retail - 0.3%
Kohl's Corp. (a)	9,788	416
Target Corp.	63,000	2,476
		2,892
Specialty Retail - 1.1%
Home Depot, Inc.	103,800	2,404
Lowe's Companies, Inc.	118,000	2,243
MarineMax, Inc. (a)	19,014	56
Ross Stores, Inc.	15,979	626
Sally Beauty Holdings, Inc. (a)	66,200	471
Staples, Inc.	53,840	1,101
Tiffany & Co., Inc.	15,400	437
TJX Companies, Inc.	52,100	1,537
Urban Outfitters, Inc. (a)	18,900	386
Zumiez, Inc. (a)	25,900	231
		9,492
Textiles, Apparel & Luxury Goods - 0.1%
Carter's, Inc. (a)	18,600	440
LVMH Moet Hennessy - Louis Vuitton	5,800	483
Ports Design Ltd.	154,500	306
		1,229
TOTAL CONSUMER DISCRETIONARY		46,099
CONSUMER STAPLES - 7.4%
Beverages - 2.2%
Anheuser-Busch InBev NV	60,136	2,121
Coca-Cola Enterprises, Inc.	65,561	1,092
Coca-Cola FEMSA SAB de CV sponsored ADR	7,536	311
Coca-Cola Icecek AS	30,754	171
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	3,750	$ 246
Constellation Brands, Inc. Class A (sub. vtg.) (a)	141,907	1,640
Diageo PLC sponsored ADR	16,200	884
Dr Pepper Snapple Group, Inc. (a)	26,163	569
Embotelladora Andina SA sponsored ADR	19,039	318
Fomento Economico Mexicano SAB de CV sponsored ADR	4,800	157
Molson Coors Brewing Co. Class B	48,854	2,149
Pepsi Bottling Group, Inc.	19,000	624
PepsiCo, Inc.	77,853	4,052
Pernod Ricard SA	979	61
The Coca-Cola Co.	103,645	5,095
		19,490
Food & Staples Retailing - 1.6%
Costco Wholesale Corp.	17,700	859
CVS Caremark Corp.	178,190	5,310
Kroger Co.	46,047	1,050
Safeway, Inc.	96,988	1,965
Wal-Mart Stores, Inc.	79,350	3,947
Walgreen Co.	24,539	731
		13,862
Food Products - 1.2%
Archer Daniels Midland Co.	42,445	1,168
Bunge Ltd.	3,300	209
Cadbury PLC sponsored ADR	8,200	288
General Mills, Inc.	31,471	1,611
Green Mountain Coffee Roasters, Inc. (a)	17,590	1,468
Nestle SA (Reg.)	69,489	2,531
SLC Agricola SA	21,000	169
Tyson Foods, Inc. Class A	46,400	618
Unilever NV (NY Shares)	87,000	2,083
Viterra, Inc. (a)	20,100	170
		10,315
Household Products - 1.4%
Colgate-Palmolive Co.	49,027	3,233
Energizer Holdings, Inc. (a)	6,100	319
Procter & Gamble Co.	167,849	8,718
		12,270
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Personal Products - 0.3%
Avon Products, Inc.	77,210	$ 2,051
Mead Johnson Nutrition Co. Class A	10,600	330
		2,381
Tobacco - 0.7%
Altria Group, Inc.	84,639	1,446
British American Tobacco PLC sponsored ADR	53,900	2,951
Philip Morris International, Inc.	43,555	1,857
Souza Cruz Industria Comerico	7,650	202
		6,456
TOTAL CONSUMER STAPLES		64,774
ENERGY - 7.7%
Energy Equipment & Services - 2.5%
Atwood Oceanics, Inc. (a)	29,784	788
BJ Services Co.	142,076	2,222
Global Industries Ltd. (a)	39,332	275
Halliburton Co.	68,600	1,573
Helmerich & Payne, Inc.	51,400	1,797
Nabors Industries Ltd. (a)	87,947	1,572
National Oilwell Varco, Inc. (a)	98,100	3,789
Noble Corp.	72,357	2,487
Pride International, Inc. (a)	41,700	1,010
Seadrill Ltd.	7,600	112
Smith International, Inc.	30,350	886
Weatherford International Ltd. (a)	255,500	5,289
		21,800
Oil, Gas & Consumable Fuels - 5.2%
Canadian Natural Resources Ltd.	66,400	3,935
Chesapeake Energy Corp.	3,200	73
Chevron Corp.	86,548	5,770
Comstock Resources, Inc. (a)	4,791	191
Concho Resources, Inc. (a)	130,647	4,187
Continental Resources, Inc. (a)(e)	3,188	94
Denbury Resources, Inc. (a)	151,628	2,606
El Paso Corp.	303,800	2,962
Ellora Energy, Inc. (a)(f)	106,700	973
Energy Resources of Australia Ltd.	17,410	345
EXCO Resources, Inc. (a)	104,450	1,607
Hess Corp.	7,292	486
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Marathon Oil Corp.	44,500	$ 1,419
Occidental Petroleum Corp.	27,487	1,845
Petro-Canada	32,600	1,418
Petrohawk Energy Corp. (a)	189,235	4,769
Plains Exploration & Production Co. (a)	67,990	1,923
Quicksilver Resources, Inc. (a)	27,531	310
Range Resources Corp.	11,850	543
Royal Dutch Shell PLC Class B ADR	63,800	3,482
Southwestern Energy Co. (a)	76,571	3,329
Suncor Energy, Inc.	60,500	2,120
Ultra Petroleum Corp. (a)	21,200	960
Uranium One, Inc. (a)	32,100	65
		45,412
TOTAL ENERGY		67,212
FINANCIALS - 7.6%
Capital Markets - 1.3%
BlackRock, Inc. Class A	500	80
Goldman Sachs Group, Inc.	28,000	4,048
Greenhill & Co., Inc.	800	59
Janus Capital Group, Inc.	27,100	275
Morgan Stanley	137,500	4,169
State Street Corp.	54,300	2,522
		11,153
Commercial Banks - 2.0%
Bangkok Bank Ltd. PCL (For. Reg.)	157,800	419
Comerica, Inc.	8,000	173
DnB Nor ASA	23,000	193
PNC Financial Services Group, Inc.	56,128	2,557
Standard Chartered PLC (United Kingdom)	37,100	759
TCF Financial Corp.	12,600	181
U.S. Bancorp, Delaware	163,200	3,133
Wells Fargo & Co.	380,585	9,705
		17,120
Consumer Finance - 0.3%
American Express Co.	38,000	944
Capital One Financial Corp.	43,500	1,063
Discover Financial Services	56,130	537
		2,544
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - 2.1%
Bank of America Corp.	554,957	$ 6,254
BM&F BOVESPA SA	30,800	177
CME Group, Inc.	2,300	740
Hong Kong Exchange & Clearing Ltd.	10,100	158
IntercontinentalExchange, Inc. (a)	3,700	399
JPMorgan Chase & Co.	301,260	11,116
		18,844
Insurance - 1.4%
ACE Ltd.	40,440	1,779
Allstate Corp.	11,500	296
CNA Financial Corp.	5,100	74
eHealth, Inc. (a)	400	6
Genworth Financial, Inc. Class A (non-vtg.)	60,700	359
Hartford Financial Services Group, Inc.	34,600	496
Marsh & McLennan Companies, Inc.	28,000	530
MetLife, Inc.	73,540	2,317
PartnerRe Ltd.	3,700	241
Principal Financial Group, Inc.	29,700	659
Protective Life Corp.	42,900	530
Prudential Financial, Inc.	10,500	419
Sony Financial Holdings, Inc.	240	699
The Travelers Companies, Inc.	59,520	2,420
Unum Group	28,500	488
XL Capital Ltd. Class A	92,200	933
		12,246
Real Estate Investment Trusts - 0.4%
Developers Diversified Realty Corp.	16,514	81
Duke Realty LP	53,400	508
Plum Creek Timber Co., Inc.	21,600	748
Potlatch Corp.	9,200	241
ProLogis Trust	152,600	1,296
SL Green Realty Corp.	8,500	195
		3,069
Real Estate Management & Development - 0.1%
China Overseas Land & Investment Ltd.	88,000	188
DLF Ltd.	52,078	453
Forestar Group, Inc. (a)	17,200	209
Hang Lung Properties Ltd.	104,000	355
		1,205
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.0%
Ocwen Financial Corp. (a)	15,300	$ 191
Washington Mutual, Inc.	130,000	13
		204
TOTAL FINANCIALS		66,385
HEALTH CARE - 8.3%
Biotechnology - 0.9%
Amgen, Inc. (a)	32,714	1,634
Biogen Idec, Inc. (a)	43,200	2,237
Genzyme Corp. (a)	16,088	951
Gilead Sciences, Inc. (a)	52,116	2,246
Myriad Genetics, Inc. (a)	8,424	305
ONYX Pharmaceuticals, Inc. (a)	15,089	357
Vanda Pharmaceuticals, Inc. (a)	19,520	281
		8,011
Health Care Equipment & Supplies - 1.5%
Baxter International, Inc.	62,407	3,195
Boston Scientific Corp. (a)	182,900	1,719
C.R. Bard, Inc.	12,456	890
Cooper Companies, Inc.	21,845	579
Covidien Ltd.	91,638	3,273
Edwards Lifesciences Corp. (a)	15,170	968
ev3, Inc. (a)	18,029	165
Mako Surgical Corp. (a)	30,600	267
Masimo Corp. (a)	7,401	177
Quidel Corp. (a)	41,970	534
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	88,000	212
St. Jude Medical, Inc. (a)	23,467	916
		12,895
Health Care Providers & Services - 1.5%
CardioNet, Inc. (a)	11,127	197
CIGNA Corp.	58,139	1,289
Community Health Systems, Inc. (a)	38,774	1,023
Express Scripts, Inc. (a)	36,765	2,355
Henry Schein, Inc. (a)	19,000	865
Medco Health Solutions, Inc. (a)	73,414	3,369
UnitedHealth Group, Inc.	109,169	2,904
WellPoint, Inc. (a)	20,000	931
		12,933
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Technology - 0.2%
HLTH Corp. (a)	159,539	$ 1,881
Life Sciences Tools & Services - 0.4%
Illumina, Inc. (a)	33,602	1,234
Life Technologies Corp. (a)	38,801	1,505
Millipore Corp. (a)	2,500	157
QIAGEN NV (a)	56,851	1,001
Waters Corp. (a)	2,600	113
		4,010
Pharmaceuticals - 3.8%
Abbott Laboratories	85,339	3,845
Allergan, Inc.	69,910	3,085
Bristol-Myers Squibb Co.	17,497	349
Elan Corp. PLC sponsored ADR (a)	46,000	321
Johnson & Johnson	100,470	5,542
King Pharmaceuticals, Inc. (a)	39,900	377
Merck & Co., Inc.	144,678	3,990
Novo Nordisk AS Series B	16,100	839
Perrigo Co.	5,800	156
Pfizer, Inc.	521,400	7,920
Pronova BioPharma ASA (a)	66,300	195
Roche Holding AG (participation certificate)	7,184	984
Schering-Plough Corp.	85,399	2,084
Teva Pharmaceutical Industries Ltd. sponsored ADR	6,500	301
Wyeth	74,794	3,355
		33,343
TOTAL HEALTH CARE		73,073
INDUSTRIALS - 6.2%
Aerospace & Defense - 1.1%
General Dynamics Corp.	10,800	615
Honeywell International, Inc.	63,000	2,089
Lockheed Martin Corp.	29,400	2,459
Raytheon Co.	34,972	1,561
The Boeing Co.	19,500	875
United Technologies Corp.	31,800	1,673
		9,272
Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	36,200	1,840
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Air Freight & Logistics - continued
FedEx Corp.	18,600	$ 1,031
United Parcel Service, Inc. Class B	60,600	3,099
		5,970
Airlines - 0.0%
AMR Corp. (a)	26,600	118
Building Products - 0.1%
Masco Corp.	71,511	741
Commercial Services & Supplies - 0.2%
Stericycle, Inc. (a)	28,947	1,447
Construction & Engineering - 0.2%
MYR Group, Inc. (a)	9,700	185
Quanta Services, Inc. (a)	76,200	1,738
		1,923
Electrical Equipment - 0.6%
Alstom SA	19,000	1,213
Cooper Industries Ltd. Class A	18,395	604
Energy Conversion Devices, Inc. (a)	18,890	325
Regal-Beloit Corp.	18,781	742
Renewable Energy Corp. AS (a)	89,700	983
Sunpower Corp.:
Class A (a)	7,000	204
Class B (a)	42,904	1,103
		5,174
Industrial Conglomerates - 1.3%
General Electric Co.	564,651	7,611
Siemens AG sponsored ADR	25,041	1,839
Textron, Inc.	125,100	1,439
Tyco International Ltd.	24,900	687
		11,576
Machinery - 1.6%
Caterpillar, Inc.	14,000	496
Cummins, Inc.	77,400	2,510
Danaher Corp.	55,200	3,331
Deere & Co.	48,600	2,113
Eaton Corp.	38,500	1,675
Flowserve Corp.	1,900	140
Illinois Tool Works, Inc.	11,300	365
Ingersoll-Rand Co. Ltd. Class A	19,800	401
Navistar International Corp. (a)	33,000	1,314
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
PACCAR, Inc.	19,100	$ 570
Parker Hannifin Corp.	1,300	55
Toro Co.	15,102	465
Trinity Industries, Inc.	8,100	123
Vallourec SA	3,200	404
		13,962
Professional Services - 0.1%
Manpower, Inc.	18,100	769
Monster Worldwide, Inc. (a)	49,167	574
		1,343
Road & Rail - 0.3%
CSX Corp.	16,396	521
Union Pacific Corp.	48,100	2,370
		2,891
Trading Companies & Distributors - 0.0%
GATX Corp.	4,200	106
WESCO International, Inc. (a)	5,100	136
		242
TOTAL INDUSTRIALS		54,659
INFORMATION TECHNOLOGY - 10.4%
Communications Equipment - 1.7%
Alcatel-Lucent SA sponsored ADR (a)	266,600	677
Ciena Corp. (a)	199,700	2,197
Juniper Networks, Inc. (a)	274,769	6,795
QUALCOMM, Inc.	69,306	3,021
Sycamore Networks, Inc. (a)	541,200	1,624
Tellabs, Inc. (a)	20,300	113
ZTE Corp. (H Shares)	140,580	474
		14,901
Computers & Peripherals - 0.5%
Acer, Inc.	272,000	496
Apple, Inc. (a)	1,900	258
Compal Electronics, Inc.	120,000	102
Dell, Inc. (a)	3,200	37
SanDisk Corp. (a)	204,166	3,197
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Seagate Technology	4,955	$ 43
Wistron Corp.	127,000	201
		4,334
Electronic Equipment & Components - 0.0%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	48,000	184
Semiconductors & Semiconductor Equipment - 6.6%
Advanced Semiconductor Engineering, Inc. sponsored ADR	92,700	296
Altera Corp.	7,400	126
Amkor Technology, Inc. (a)	59,523	270
Analog Devices, Inc.	169,400	4,135
Applied Materials, Inc.	467,000	5,258
ARM Holdings PLC sponsored ADR	55,900	294
ASAT Holdings Ltd. (a)	6,352	0
ASAT Holdings Ltd. warrants 7/24/11 (a)	173	0
ASML Holding NV (NY Shares)	389,934	8,072
ATMI, Inc. (a)	40,324	654
Brooks Automation, Inc. (a)	121,500	475
Cirrus Logic, Inc. (a)	116,834	454
Cymer, Inc. (a)	59,500	1,652
Global Unichip Corp.	55,000	339
Globe Specialty Metals, Inc. (Reg. S) (a)	78,300	395
Himax Technologies, Inc. sponsored ADR	19,500	71
Inotera Memories, Inc. (a)	1,113,000	590
Intel Corp.	399,100	6,274
Intersil Corp. Class A	59,800	733
KLA-Tencor Corp.	51,801	1,399
Kulicke & Soffa Industries, Inc. (a)	23,102	107
Lam Research Corp. (a)	93,800	2,457
Marvell Technology Group Ltd. (a)	312,800	3,575
Mattson Technology, Inc. (a)	107,248	139
MediaTek, Inc.	67,000	834
Micron Technology, Inc. (a)	867,400	4,389
Monolithic Power Systems, Inc. (a)	12,168	252
Novellus Systems, Inc. (a)	91,800	1,646
NVIDIA Corp. (a)	44,019	459
Photronics, Inc. (a)	29,400	93
Richtek Technology Corp.	86,000	605
Samsung Electronics Co. Ltd.	7,244	3,231
Skyworks Solutions, Inc. (a)	172,670	1,646
Taiwan Semiconductor Manufacturing Co. Ltd.	473,000	874
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Teradyne, Inc. (a)	170,900	$ 1,222
Texas Instruments, Inc.	100	2
Tokyo Electron Ltd.	78,100	3,582
Varian Semiconductor Equipment Associates, Inc. (a)	6,700	158
Verigy Ltd. (a)	89,100	1,069
Volterra Semiconductor Corp. (a)	8,485	116
		57,943
Software - 1.6%
BMC Software, Inc. (a)	47,922	1,634
Citrix Systems, Inc. (a)	29,800	936
Microsoft Corp.	552,930	11,551
		14,121
TOTAL INFORMATION TECHNOLOGY		91,483
MATERIALS - 1.9%
Chemicals - 1.1%
Air Products & Chemicals, Inc.	17,996	1,166
Airgas, Inc.	14,700	621
Albemarle Corp.	29,825	842
CF Industries Holdings, Inc.	2,000	155
Dow Chemical Co.	85,900	1,519
E.I. du Pont de Nemours & Co.	39,900	1,136
Ecolab, Inc.	1,172	44
FMC Corp.	7,239	393
Monsanto Co.	34,187	2,808
Praxair, Inc.	2,300	168
Solutia, Inc. (a)	35,880	176
Terra Industries, Inc.	7,700	214
The Mosaic Co.	1,581	86
		9,328
Containers & Packaging - 0.3%
Ball Corp.	11,000	438
Crown Holdings, Inc. (a)	2,540	60
Owens-Illinois, Inc. (a)	26,000	744
Rock-Tenn Co. Class A	9,000	345
Sealed Air Corp.	25,600	512
Temple-Inland, Inc.	77,469	990
		3,089
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - 0.4%
Agnico-Eagle Mines Ltd. (Canada)	13,800	$ 853
ArcelorMittal SA (NY Shares) Class A	400	13
Commercial Metals Co.	3,642	62
Freeport-McMoRan Copper & Gold, Inc. Class B	6,000	327
Impala Platinum Holdings Ltd.	4,400	107
Ivanhoe Mines Ltd. (a)	17,600	95
Newcrest Mining Ltd.	18,722	497
Nucor Corp.	9,600	422
United States Steel Corp.	3,100	106
Yamana Gold, Inc.	61,000	717
		3,199
Paper & Forest Products - 0.1%
Weyerhaeuser Co.	19,800	665
TOTAL MATERIALS		16,281
TELECOMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 1.4%
AT&T, Inc.	49,015	1,215
Embarq Corp.	22,306	937
Qwest Communications International, Inc.	352,100	1,535
Verizon Communications, Inc.	288,600	8,444
		12,131
Wireless Telecommunication Services - 0.4%
American Tower Corp. Class A (a)	50,788	1,619
Clearwire Corp. Class A (a)	100,201	446
MetroPCS Communications, Inc. (a)	1,653	28
Sprint Nextel Corp. (a)	355,716	1,832
		3,925
TOTAL TELECOMMUNICATION SERVICES		16,056
UTILITIES - 2.4%
Electric Utilities - 1.4%
American Electric Power Co., Inc.	127,504	3,358
Entergy Corp.	19,400	1,448
Exelon Corp.	43,125	2,070
FirstEnergy Corp.	54,478	2,059
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Electric Utilities - continued
FPL Group, Inc.	35,300	$ 1,996
PPL Corp.	43,436	1,410
		12,341
Gas Utilities - 0.1%
EQT Corp.	8,400	313
Questar Corp.	11,740	398
		711
Independent Power Producers & Energy Traders - 0.4%
AES Corp. (a)	63,076	630
Calpine Corp. (a)	6,700	91
Constellation Energy Group, Inc.	61,898	1,689
Dynegy, Inc. Class A (a)	34,100	69
NRG Energy, Inc. (a)	48,097	1,082
		3,561
Multi-Utilities - 0.5%
CenterPoint Energy, Inc.	135,508	1,371
Public Service Enterprise Group, Inc.	38,350	1,222
Sempra Energy	27,400	1,252
TECO Energy, Inc.	57,282	643
		4,488
TOTAL UTILITIES		21,101
TOTAL COMMON STOCKS (Cost $533,314)		517,123
Convertible Preferred Stocks - 0.5%

ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
SandRidge Energy, Inc. 8.50% (a)(f)	1,700	251
FINANCIALS - 0.4%
Commercial Banks - 0.2%
Huntington Bancshares, Inc. 8.50%	900	572
Wells Fargo & Co. 7.50%	1,200	894
		1,466
Convertible Preferred Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - 0.2%
CIT Group, Inc. Series C, 8.75%	9,000	$ 215
Citigroup, Inc. Series T, 6.50%	33,700	1,312
		1,527
TOTAL FINANCIALS		2,993
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASAT Holdings Ltd. 13.00% (a)	173	0
MATERIALS - 0.1%
Metals & Mining - 0.1%
Freeport-McMoRan Copper & Gold, Inc. 6.75%	11,800	997
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $4,005)		4,241
Corporate Bonds - 8.8%
	Principal Amount (000s)
Convertible Bonds - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Cypress Semiconductor Corp. 1% 9/15/09 (f)	$ 24	37
Nonconvertible Bonds - 8.8%
CONSUMER DISCRETIONARY - 0.7%
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp. 6.3% 3/1/38	340	357
Household Durables - 0.0%
Fortune Brands, Inc. 5.875% 1/15/36	100	74
Media - 0.5%
AOL Time Warner, Inc. 7.625% 4/15/31	500	455
Comcast Corp. 6.45% 3/15/37	959	902
COX Communications, Inc.:
6.45% 12/1/36 (f)	160	137
6.95% 6/1/38 (f)	80	71
News America Holdings, Inc. 7.75% 12/1/45	510	403
News America, Inc.:
6.15% 3/1/37	235	186
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
News America, Inc.: - continued
6.2% 12/15/34	$ 990	$ 808
Time Warner Cable, Inc.:
5.85% 5/1/17	363	359
6.75% 7/1/18	430	444
7.3% 7/1/38	315	319
Time Warner, Inc. 6.5% 11/15/36	290	236
Viacom, Inc.:
6.125% 10/5/17	310	288
6.75% 10/5/37	105	88
		4,696
Specialty Retail - 0.1%
Staples, Inc. 9.75% 1/15/14	754	831
TOTAL CONSUMER DISCRETIONARY		5,958
CONSUMER STAPLES - 0.8%
Beverages - 0.2%
Anheuser-Busch InBev Worldwide, Inc.:
5.375% 11/15/14 (f)	319	320
7.75% 1/15/19 (f)	500	538
8.2% 1/15/39 (f)	300	320
Diageo Capital PLC 5.75% 10/23/17	489	498
PepsiCo, Inc. 7.9% 11/1/18	380	455
		2,131
Food & Staples Retailing - 0.1%
CVS Caremark Corp. 6.302% 6/1/37 (k)	790	537
Food Products - 0.2%
General Mills, Inc. 5.2% 3/17/15	336	349
Kraft Foods, Inc.:
6% 2/11/13	470	500
6.125% 2/1/18	296	302
6.875% 2/1/38	636	644
		1,795
Tobacco - 0.3%
Altria Group, Inc.:
9.7% 11/10/18	930	1,058
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Tobacco - continued
Altria Group, Inc.: - continued
9.95% 11/10/38	$ 260	$ 290
Philip Morris International, Inc.:
4.875% 5/16/13	291	305
5.65% 5/16/18	275	281
6.375% 5/16/38	466	469
Reynolds American, Inc. 7.25% 6/15/37	435	346
		2,749
TOTAL CONSUMER STAPLES		7,212
ENERGY - 0.8%
Energy Equipment & Services - 0.1%
DCP Midstream LLC 9.75% 3/15/19 (f)	249	260
Halliburton Co.:
6.15% 9/15/19	197	208
7.45% 9/15/39	270	294
Weatherford International Ltd. 7% 3/15/38	245	206
		968
Oil, Gas & Consumable Fuels - 0.7%
Anadarko Petroleum Corp. 6.45% 9/15/36	155	129
ConocoPhillips 6.5% 2/1/39	239	247
Duke Capital LLC 6.75% 2/15/32	485	399
Duke Energy Field Services 6.45% 11/3/36 (f)	970	654
EOG Resources, Inc. 5.625% 6/1/19	143	146
Nakilat, Inc. 6.067% 12/31/33 (f)	515	388
Nexen, Inc.:
5.875% 3/10/35	355	282
6.4% 5/15/37	290	248
NGPL PipeCo LLC 6.514% 12/15/12 (f)	245	245
Pemex Project Funding Master Trust 1.8644% 12/3/12 (f)(k)	200	189
Petro-Canada:
6.05% 5/15/18	150	140
6.8% 5/15/38	395	360
Plains All American Pipeline LP:
6.125% 1/15/17	205	189
6.65% 1/15/37	320	273
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Ras Laffan Liquid Natural Gas Co. Ltd. III 6.332% 9/30/27 (f)	$ 380	$ 340
Suncor Energy, Inc.:
6.1% 6/1/18	385	370
6.85% 6/1/39	400	359
TEPPCO Partners LP 7.55% 4/15/38	375	322
Texas Eastern Transmission LP 6% 9/15/17 (f)	326	327
Valero Energy Corp. 6.625% 6/15/37	215	176
XTO Energy, Inc. 6.75% 8/1/37	400	397
		6,180
TOTAL ENERGY		7,148
FINANCIALS - 3.6%
Capital Markets - 1.1%
Bear Stearns Companies, Inc. 6.95% 8/10/12	775	838
BlackRock, Inc. 6.25% 9/15/17	490	480
Goldman Sachs Group, Inc.:
5.625% 1/15/17	500	456
6% 5/1/14	400	407
6.75% 10/1/37	865	725
7.5% 2/15/19	849	893
JPMorgan Chase Capital XX 6.55% 9/29/36	235	185
JPMorgan Chase Capital XXV 6.8% 10/1/37	2,025	1,712
Merrill Lynch & Co., Inc.:
5.45% 2/5/13	170	158
6.15% 4/25/13	125	120
6.875% 4/25/18	21	19
Morgan Stanley:
4.75% 4/1/14	220	201
5.45% 1/9/17	100	92
6% 5/13/14	300	301
6.625% 4/1/18	600	593
7.3% 5/13/19	1,957	2,005
Northern Trust Corp.:
4.625% 5/1/14	65	66
5.5% 8/15/13	90	94
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Capital Markets - continued
UBS AG Stamford Branch:
5.75% 4/25/18	$ 475	$ 426
5.875% 12/20/17	390	354
		10,125
Commercial Banks - 0.5%
Bank of America NA 5.3% 3/15/17	220	187
Credit Suisse First Boston 6% 2/15/18	610	567
Credit Suisse First Boston New York Branch 5% 5/15/13	243	242
Credit Suisse New York Branch 5.5% 5/1/14	210	212
DBS Bank Ltd. (Singapore) 1.0744% 5/16/17 (f)(k)	53	44
HBOS PLC 6.75% 5/21/18 (f)	180	128
HSBC Holdings PLC 6.5% 9/15/37	575	521
Manufacturers & Traders Trust Co. 2.7075% 4/1/13 (f)(k)	33	25
Santander Issuances SA Unipersonal 1.6475% 6/20/16 (f)(k)	158	103
Standard Chartered Bank 6.4% 9/26/17 (f)	774	659
Wachovia Bank NA 6.6% 1/15/38	1,000	846
Wells Fargo & Co. 5.625% 12/11/17	595	566
		4,100
Consumer Finance - 0.6%
American Express Co.:
7.25% 5/20/14	1,000	1,021
8.15% 3/19/38	390	380
American General Finance Corp. 6.9% 12/15/17	295	146
Capital One Financial Corp. 7.375% 5/23/14	290	299
Discover Financial Services 6.45% 6/12/17	1,000	811
General Electric Capital Corp.:
5.625% 9/15/17	325	312
5.875% 1/14/38	900	729
5.9% 5/13/14	400	403
6.375% 11/15/67 (k)	500	353
SLM Corp.:
1.2319% 7/27/09 (k)	148	146
1.2519% 7/26/10 (k)	564	496
4.5% 7/26/10	325	300
		5,396
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - 0.3%
Bank of America Corp. 5.75% 12/1/17	$ 260	$ 232
BTM Curacao Holding NV 1.6194% 12/19/16 (f)(k)	86	66
Citigroup, Inc.:
5.3% 10/17/12	270	259
5.5% 4/11/13	120	115
6.125% 5/15/18	877	782
GlaxoSmithKline Capital, Inc.:
5.65% 5/15/18	229	238
6.375% 5/15/38	290	306
International Lease Finance Corp. 5.65% 6/1/14	590	443
ZFS Finance USA Trust V 6.5% 5/9/67 (f)(k)	500	330
		2,771
Insurance - 0.3%
Allstate Corp.:
6.2% 5/16/14	264	274
7.45% 5/16/19	261	273
American International Group, Inc. 8.175% 5/15/58 (f)(k)	305	70
Massachusetts Mutual Life Insurance Co. 8.875% 6/1/39 (f)	300	316
Merna Reinsurance Ltd. Series 2007-1 Class B, 2.97% 6/30/12 (f)(k)	508	452
MetLife, Inc.:
6.75% 6/1/16	290	295
7.717% 2/15/19	403	428
The Chubb Corp.:
5.75% 5/15/18	160	161
6.5% 5/15/38	135	135
		2,404
Real Estate Investment Trusts - 0.5%
Brandywine Operating Partnership LP 5.75% 4/1/12	23	19
Camden Property Trust 5% 6/15/15	293	249
Duke Realty LP:
5.4% 8/15/14	210	165
5.95% 2/15/17	43	32
6.25% 5/15/13	275	237
6.5% 1/15/18	285	211
Liberty Property LP 6.625% 10/1/17	245	196
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Mack-Cali Realty LP 5.05% 4/15/10	$ 1,331	$ 1,293
Simon Property Group LP 6.35% 8/28/12	1,500	1,466
UDR, Inc. 5.5% 4/1/14	405	367
		4,235
Real Estate Management & Development - 0.1%
ERP Operating LP:
5.375% 8/1/16	114	102
5.5% 10/1/12	138	135
5.75% 6/15/17	410	365
		602
Thrifts & Mortgage Finance - 0.2%
Bank of America Corp.:
7.375% 5/15/14	517	544
7.625% 6/1/19	1,376	1,392
		1,936
TOTAL FINANCIALS		31,569
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
AstraZeneca PLC:
5.9% 9/15/17	265	283
6.45% 9/15/37	195	219
Elan Finance PLC/Elan Finance Corp.:
4.8831% 11/15/11 (k)	85	74
7.75% 11/15/11	10	9
		585
INDUSTRIALS - 0.3%
Aerospace & Defense - 0.1%
Bombardier, Inc. 6.3% 5/1/14 (f)	780	683
Airlines - 0.1%
Delta Air Lines, Inc. pass-thru trust certificates 7.57% 11/18/10	470	449
Building Products - 0.0%
Masco Corp. 1.6313% 3/12/10 (k)	121	116
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Industrial Conglomerates - 0.1%
Covidien International Finance SA 6.55% 10/15/37	$ 245	$ 253
General Electric Co. 5.25% 12/6/17	890	882
		1,135
TOTAL INDUSTRIALS		2,383
INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.1%
Nokia Corp.:
5.375% 5/15/19	267	265
6.625% 5/15/39	500	496
		761
Electronic Equipment & Components - 0.0%
Tyco Electronics Group SA 7.125% 10/1/37	140	100
Office Electronics - 0.0%
Xerox Corp. 8.25% 5/15/14	117	119
Semiconductors & Semiconductor Equipment - 0.0%
National Semiconductor Corp. 1.57% 6/15/10 (k)	140	125
TOTAL INFORMATION TECHNOLOGY		1,105
MATERIALS - 0.5%
Chemicals - 0.2%
Dow Chemical Co.:
7.6% 5/15/14	591	598
8.55% 5/15/19	911	911
		1,509
Metals & Mining - 0.3%
Anglo American Capital PLC:
9.375% 4/8/14 (f)	211	223
9.375% 4/8/19 (f)	292	310
BHP Billiton Financial USA Ltd.:
5.5% 4/1/14	325	347
6.5% 4/1/19	327	356
Rio Tinto Finance (USA) Ltd.:
6.5% 7/15/18	274	270
7.125% 7/15/28	346	311
8.95% 5/1/14	266	286
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - continued
United States Steel Corp. 6.65% 6/1/37	$ 335	$ 244
Vale Overseas Ltd. 6.25% 1/23/17	485	490
		2,837
TOTAL MATERIALS		4,346
TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.8%
AT&T, Inc.:
6.3% 1/15/38	548	515
6.8% 5/15/36	1,100	1,096
BellSouth Capital Funding Corp. 7.875% 2/15/30	85	89
SBC Communications, Inc.:
6.15% 9/15/34	525	465
6.45% 6/15/34	640	589
Sprint Capital Corp. 6.875% 11/15/28	1,149	804
Telecom Italia Capital SA:
5.25% 10/1/15	20	18
7.2% 7/18/36	375	333
7.721% 6/4/38	647	611
Telefonica Emisiones SAU 7.045% 6/20/36	234	254
Verizon Communications, Inc.:
6.1% 4/15/18	235	244
6.25% 4/1/37	187	176
6.4% 2/15/38	341	329
6.9% 4/15/38	260	264
Verizon Global Funding Corp. 7.75% 12/1/30	990	1,080
		6,867
Wireless Telecommunication Services - 0.0%
Sprint Nextel Corp. 6% 12/1/16	105	85
TOTAL TELECOMMUNICATION SERVICES		6,952
UTILITIES - 1.1%
Electric Utilities - 0.7%
Commonwealth Edison Co.:
5.4% 12/15/11	321	332
5.8% 3/15/18	435	429
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
Duke Energy Carolinas LLC:
5.25% 1/15/18	$ 235	$ 240
6.05% 4/15/38	176	180
EDP Finance BV 6% 2/2/18 (f)	380	376
Enel Finance International SA:
6.25% 9/15/17 (f)	195	196
6.8% 9/15/37 (f)	608	584
Exelon Corp. 4.9% 6/15/15	125	112
FirstEnergy Corp. 7.375% 11/15/31	1,000	867
Illinois Power Co. 6.125% 11/15/17	165	159
Nevada Power Co. 6.5% 5/15/18	165	163
Oncor Electric Delivery Co. LLC 6.8% 9/1/18	1,000	1,016
PPL Capital Funding, Inc. 6.7% 3/30/67 (k)	235	162
Southern California Edison Co. 5.95% 2/1/38	225	227
Virginia Electric & Power Co. 5.4% 4/30/18	1,000	1,024
		6,067
Gas Utilities - 0.1%
EQT Corp. 8.125% 6/1/19	504	520
Independent Power Producers & Energy Traders - 0.1%
Constellation Energy Group, Inc. 7% 4/1/12	1,000	1,014
PPL Energy Supply LLC 6.5% 5/1/18	310	298
		1,312
Multi-Utilities - 0.2%
DTE Energy Co. 7.625% 5/15/14	121	125
MidAmerican Energy Holdings, Co.:
5.75% 4/1/18	195	196
6.5% 9/15/37	445	432
NiSource Finance Corp.:
5.45% 9/15/20	335	264
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities - continued
NiSource Finance Corp.: - continued
6.8% 1/15/19	$ 1,000	$ 896
San Diego Gas & Electric Co. 6% 6/1/39	191	194
		2,107
TOTAL UTILITIES		10,006
TOTAL NONCONVERTIBLE BONDS		77,264
TOTAL CORPORATE BONDS (Cost $80,888)		77,301
U.S. Government and Government Agency Obligations - 7.2%

U.S. Government Agency Obligations - 1.5%
Fannie Mae 5% 2/16/12	2,000	2,182
Federal Home Loan Bank 3.625% 5/29/13	3,350	3,500
Freddie Mac:
4% 6/12/13	2,342	2,451
5.25% 7/18/11	1,896	2,057
5.75% 1/15/12	2,024	2,245
Tennessee Valley Authority 5.375% 4/1/56	405	388
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		12,823
U.S. Treasury Inflation Protected Obligations - 2.6%
U.S. Treasury Inflation-Indexed Notes:
2% 1/15/14	20,151	20,765
2.625% 7/15/17	2,052	2,208
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		22,973
U.S. Treasury Obligations - 3.1%
U.S. Treasury Bills, yield at date of purchase 0.17% 8/6/09 (h)	700	700
U.S. Treasury Notes:
1.75% 3/31/14	2,433	2,373
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
1.875% 4/30/14	$ 10,000	$ 9,791
3.375% 6/30/13	13,554	14,343
TOTAL U.S. TREASURY OBLIGATIONS		27,207
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $60,946)		63,003
U.S. Government Agency - Mortgage Securities - 4.9%

Fannie Mae - 3.7%
4.5% 4/1/20	153	159
5% 12/1/21 to 5/1/22	2,932	3,040
5.5% 6/11/39 (g)	20,000	20,674
5.593% 7/1/37 (k)	92	96
6% 11/1/32 to 5/1/37	7,682	8,096
6.01% 4/1/36 (k)	71	74
6.248% 6/1/36 (k)	25	25
6.326% 4/1/36 (k)	75	79
TOTAL FANNIE MAE		32,243
Freddie Mac - 1.2%
5.692% 10/1/35 (k)	41	43
5.921% 6/1/36 (k)	160	166
6% 6/11/39 (g)	10,000	10,458
6.115% 6/1/36 (k)	76	79
TOTAL FREDDIE MAC		10,746
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $42,543)		42,989
Asset-Backed Securities - 0.9%

Accredited Mortgage Loan Trust:
Series 2004-4 Class A2D, 0.6588% 1/25/35 (k)	5	2
Series 2005-1 Class M1, 0.7788% 4/25/35 (k)	82	40
ACE Securities Corp. Series 2006-NC2:
Class M7, 1.0588% 7/25/36 (k)	37	0*
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
ACE Securities Corp. Series 2006-NC2: - continued
Class M8, 1.1588% 7/25/36 (k)	$ 18	$ 0*
Class M9, 2.0088% 7/25/36 (k)	0*	0*
ACE Securities Corp. Home Equity Loan Trust:
Series 2003-HS1 Class M2, 2.9338% 6/25/33 (k)	5	3
Series 2004-HE1 Class M1, 0.8088% 2/25/34 (k)	11	10
Series 2004-OP1 Class M1, 0.8288% 4/25/34 (k)	28	14
Series 2005-HE2 Class M2, 0.7588% 4/25/35 (k)	12	10
Series 2005-SD1 Class A1, 0.7088% 11/25/50 (k)	20	19
Series 2006-HE2:
Class M3, 0.6488% 5/25/36 (k)	16	0*
Class M4, 0.7088% 5/25/36 (k)	14	0*
Class M5, 0.7488% 5/25/36 (k)	3	0*
Series 2006-OP1:
Class M4, 0.6788% 4/25/36 (k)	8	0*
Class M5, 0.6988% 4/25/36 (k)	7	0*
Advanta Business Card Master Trust:
Series 2006-A6 Class A6, 0.3463% 9/20/13 (k)	220	193
Series 2006-C1 Class C1, 0.7963% 10/20/14 (k)	23	1
Series 2007-A1 Class A, 0.3663% 1/20/15 (k)	570	500
Series 2007-A4 Class A4, 0.3463% 4/22/13 (k)	197	173
ALG Student Loan Trust I Series 2006-1 Class A1, 1.1938% 10/28/18 (f)(k)	37	37
American Express Credit Account Master Trust Series 2004-C Class C, 0.8444% 2/15/12 (f)(k)	11	11
AmeriCredit Automobile Receivables Trust:
Series 2005-1 Class C, 4.73% 7/6/10	9	9
Series 2005-DA Class A4, 5.02% 11/6/12	11	11
AmeriCredit Prime Automobile Receivables Trust Series 2007-1 Class D, 5.62% 9/30/14	44	13
Ameriquest Mortgage Securities, Inc. Series 2006-M3 Class A2A, 0.3588% 10/25/36 (k)	3	3
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.0088% 12/25/33 (k)	6	4
Series 2004-R10 Class M1, 1.0088% 11/25/34 (k)	31	16
Series 2004-R11 Class M1, 0.9688% 11/25/34 (k)	26	10
Series 2004-R2:
Class M1, 0.7388% 4/25/34 (k)	11	8
Class M3, 0.8588% 4/25/34 (k)	7	2
Series 2005-R1 Class M1, 0.7588% 3/25/35 (k)	43	22
Series 2005-R10 Class A2B, 0.5288% 12/25/35 (k)	36	26
Series 2005-R2 Class M1, 0.7588% 4/25/35 (k)	93	51
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Amortizing Residential Collateral Trust Series 2002-BC3 Class A, 0.6388% 6/25/32 (k)	$ 7	$ 4
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.6988% 3/1/34 (k)	2	0*
Series 2004-W11 Class M2, 1.0088% 11/25/34 (k)	25	10
Series 2004-W5 Class M1, 0.9088% 4/25/34 (k)	31	16
Series 2004-W7:
Class M1, 0.8588% 5/25/34 (k)	27	10
Class M2, 0.9088% 5/25/34 (k)	23	13
Series 2006-W4 Class A2C, 0.4688% 5/25/36 (k)	70	19
Asset Backed Funding Corp. Series 2006-OPT2 Class M7, 1.0888% 10/25/36 (k)	59	1
Asset Backed Funding Corp. Trust Series 2005-HE1 Class M1, 0.7288% 12/25/34 (k)	65	35
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE3 Class M1, 1.5894% 6/15/33 (k)	10	5
Series 2004-HE2 Class M1, 0.8588% 4/25/34 (k)	121	59
Series 2004-HE3:
Class M1, 0.8488% 6/25/34 (k)	11	4
Class M2, 1.4288% 6/25/34 (k)	17	11
Series 2004-HE6 Class A2, 0.6688% 6/25/34 (k)	19	8
Series 2006-HE6 Class M7, 1.1088% 11/25/36 (k)	13	0*
Axon Financial Funding Ltd. Series 2007-1A Class A1, 5.96% 4/4/17 (d)(f)(k)	229	0
Bank of America Credit Card Master Trust Series 2006-HE7 Class B4, 0.4244% 3/15/12 (k)	155	152
Bayview Financial Acquisition Trust Series 2004-C Class A1, 0.9463% 5/28/44 (k)	14	9
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 0.9913% 2/28/44 (k)	28	17
Bear Stearns Asset Backed Securities I Trust:
Series 2005-3 Class A1, 0.7588% 9/25/35 (k)	5	3
Series 2005-FR1 Class M1, 0.8088% 6/25/35 (k)	44	21
Series 2005-HE2 Class M1, 0.8088% 2/25/35 (k)	69	26
Series 2007-HE3 Class 1A1, 0.4288% 4/25/37 (k)	23	18
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 1.2322% 12/26/24 (k)	104	96
C-BASS Trust Series 2006-CB7 Class A2, 0.3688% 10/25/36 (k)	29	26
Capital Auto Receivables Asset Trust Series 2005-1 Class B, 0.7194% 6/15/10 (k)	8	8
Capital One Auto Finance Trust Series 2006-C Class A3B, 0.3544% 7/15/11 (k)	10	10
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Capital One Multi-Asset Execution Trust Series 2007-C3 Class C3, 0.6344% 4/15/13 (f)(k)	$ 132	$ 120
Capital Trust Ltd. Series 2004-1:
Class A2, 0.7663% 7/20/39 (f)(k)	21	4
Class B, 1.0663% 7/20/39 (f)(k)	12	1
Class C, 1.4163% 7/20/39 (f)(k)	15	1
CarMax Auto Owner Trust Series 2007-2 Class C, 5.61% 11/15/13	37	25
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.6088% 7/25/36 (k)	52	2
Series 2006-NC2 Class M7, 1.1588% 6/25/36 (k)	19	0*
Series 2006-RFC1 Class M9, 2.1788% 5/25/36 (k)	8	0*
Series 2007-RFC1 Class A3, 0.4488% 12/25/36 (k)	82	18
Cendant Timeshare Receivables Funding LLC Series 2005 1A Class 2A2, 0.4963% 5/20/17 (f)(k)	11	8
Chase Issuance Trust Series 2004-3 Class C, 0.8144% 6/15/12 (k)	24	23
CIT Equipment Collateral Trust Series 2006-VT2 Class D, 5.46% 4/20/14	14	8
Citigroup Mortgage Loan Trust:
Series 2003-HE4 Class A, 0.7188% 12/25/33 (f)(k)	16	12
Series 2006-AMC1 Class M7, 1.1288% 9/25/36 (k)	34	0*
Series 2007-AMC4 Class M1, 0.5788% 5/25/37 (k)	35	1
CNH Wholesale Master Note Trust Series 2006-1A:
Class A, 0.4044% 7/15/12 (f)(k)	59	58
Class B, 0.6244% 7/15/12 (f)(k)	59	58
Countrywide Asset-Backed Certificates Trust Series 2007-BC2 Class 2A1, 0.3988% 6/25/37 (k)	20	17
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (f)	15	0*
Countrywide Home Loans, Inc.:
Series 2002-6 Class AV1, 1.1688% 5/25/33 (k)	2	1
Series 2004-3:
Class 3A4, 0.5588% 8/25/34 (k)	8	4
Class M1, 0.8088% 6/25/34 (k)	30	18
Class M4, 1.2788% 4/25/34 (k)	7	4
Series 2004-4:
Class A, 0.6788% 8/25/34 (k)	2	1
Class M2, 0.8388% 6/25/34 (k)	27	18
Series 2005-1:
Class M1, 0.7288% 8/25/35 (k)	23	15
Class MV2, 0.7488% 7/25/35 (k)	63	43
Series 2005-3 Class MV1, 0.7288% 8/25/35 (k)	103	89
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Countrywide Home Loans, Inc.: - continued
Series 2005-AB1 Class A2, 0.5188% 8/25/35 (k)	$ 19	$ 17
CPS Auto Receivables Trust Series 2006-D Class A4, 5.115% 8/15/13 (f)	40	38
Discover Card Master Trust I:
Series 2006-2 Class B1, 0.4644% 1/17/12 (k)	131	129
Series 2007-1 Class B, 0.4444% 8/15/12 (k)	131	117
Drive Auto Receivables Trust Series 2006-1 Class A4, 5.54% 12/16/13 (f)	92	88
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 1.012% 5/28/35 (k)	2	1
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 2.4838% 8/25/34 (k)	13	3
Series 2006-3 Class 2A3, 0.4688% 11/25/36 (k)	204	47
First Franklin Mortgage Loan Trust:
Series 2004-FF2 Class M3, 1.1338% 3/25/34 (k)	1	0*
Series 2005-FF9 Class A3, 0.5888% 10/25/35 (k)	278	214
Series 2006-FF12 Class A2, 0.3488% 9/25/36 (k)	15	14
First Investors Auto Owner Trust Series 2006-A Class A3, 4.93% 2/15/11 (f)	3	3
Ford Credit Auto Owner Trust Series 2006-C Class B, 5.3% 6/15/12	10	8
Ford Credit Floorplan Master Owner Trust:
Series 2006-3 Class B, 0.7944% 6/15/11 (k)	92	69
Series 2006-4 Class B, 0.8944% 6/15/13 (k)	35	19
Fremont Home Loan Trust:
Series 2004-1:
Class M1, 0.9838% 2/25/34 (k)	3	1
Class M2, 1.0588% 2/25/34 (k)	6	4
Series 2004-A Class M1, 1.1338% 1/25/34 (k)	53	30
Series 2005-A:
Class M1, 0.7388% 1/25/35 (k)	3	3
Class M2, 0.7688% 1/25/35 (k)	79	43
Class M3, 0.7988% 1/25/35 (k)	43	9
Class M4, 0.9888% 1/25/35 (k)	16	7
Series 2006-A:
Class M4, 0.7088% 5/25/36 (k)	41	0*
Class M5, 0.8088% 5/25/36 (k)	8	0*
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 1.6288% 9/25/30 (f)(k)	107	78
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (f)	110	96
GE Business Loan Trust:
Series 2003-1 Class A, 0.7744% 4/15/31 (f)(k)	16	10
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
GE Business Loan Trust: - continued
Series 2006-2A:
Class A, 0.5244% 11/15/34 (f)(k)	$ 53	$ 27
Class B, 0.6244% 11/15/34 (f)(k)	19	4
Class C, 0.7244% 11/15/34 (f)(k)	32	5
Class D, 1.0944% 11/15/34 (f)(k)	12	1
GE Capital Credit Card Master Note Trust:
Series 2006-1:
Class B, 0.4544% 9/17/12 (k)	40	37
Class C, 0.5844% 9/17/12 (k)	31	28
Series 2007-1 Class C, 0.6144% 3/15/13 (k)	214	182
GE Equipment Midticket LLC Series 2006-1 Class B, 0.4944% 9/15/17 (k)	25	19
GSAMP Trust:
Series 2002-HE Class M1, 2.1913% 11/20/32 (k)	26	12
Series 2003-FM1 Class M1, 1.5463% 3/20/33 (k)	51	31
Series 2004-AR1 Class M1, 0.9588% 6/25/34 (k)	99	34
Series 2004-FM1 Class M1, 1.2838% 11/25/33 (k)	18	10
Series 2004-FM2 Class M1, 1.0588% 1/25/34 (k)	46	23
Series 2007-HE1 Class M1, 0.5588% 3/25/47 (k)	41	2
GSR Mortgage Loan Trust:
Series 2004-OPT Class A1, 0.6488% 11/25/34 (k)	1	0*
Series 2005-MTR1 Class A1, 0.4488% 10/25/35 (k)	9	9
Series 2006-FM1 Class M3, 0.6588% 4/25/36 (k)	20	0*
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 1.3888% 5/25/30 (f)(k)	30	7
Series 2006-3:
Class B, 0.7088% 9/25/46 (f)(k)	30	4
Class C, 0.8588% 9/25/46 (f)(k)	69	7
Home Equity Asset Trust:
Series 2002-3 Class A5, 1.1888% 2/25/33 (k)	0*	0*
Series 2003-3 Class M1, 1.5988% 8/25/33 (k)	43	21
Series 2003-4 Class M1, 1.5088% 10/25/33 (k)	13	8
Series 2003-5:
Class A2, 1.0088% 12/25/33 (k)	1	0*
Class M1, 1.3588% 12/25/33 (k)	15	8
Series 2003-7 Class A2, 1.0688% 3/25/34 (k)	0*	0*
Series 2003-8 Class M1, 1.3888% 4/25/34 (k)	24	11
Series 2004-3 Class M2, 2.0088% 8/25/34 (k)	14	8
Series 2004-7 Class A3, 0.6988% 1/25/35 (k)	0*	0*
Series 2005-1 Class M1, 0.7388% 5/25/35 (k)	47	42
Series 2005-3 Class M1, 0.7188% 8/25/35 (k)	34	31
Series 2005-5 Class 2A2, 0.5588% 11/25/35 (k)	15	14
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Home Equity Asset Trust: - continued
Series 2006-1 Class 2A3, 0.5338% 4/25/36 (k)	$ 146	$ 101
Series 2006-7 Class M4, 0.6888% 1/25/37 (k)	23	0*
Household Home Equity Loan Trust Series 2004-1 Class M, 0.8363% 9/20/33 (k)	13	8
HSBC Credit Card Master Note Trust I Series 2006-1 Class B, 0.4844% 6/15/12 (k)	101	96
HSBC Home Equity Loan Trust:
Series 2005-2:
Class M1, 0.7763% 1/20/35 (k)	35	21
Class M2, 0.8063% 1/20/35 (k)	26	15
Series 2005-3 Class A1, 0.5763% 1/20/35 (k)	18	10
Series 2006-2:
Class M1, 0.5863% 3/20/36 (k)	28	16
Class M2, 0.6063% 3/20/36 (k)	46	22
Series 2006-3 Class A1V, 0.3963% 3/20/36 (k)	20	20
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4988% 1/25/37 (k)	56	14
JPMorgan Mortgage Acquisition Trust Series 2007-CH1:
Class AV4, 0.4388% 11/25/36 (k)	56	22
Class MV1, 0.5388% 11/25/36 (k)	46	4
Keycorp Student Loan Trust:
Series 1999-A Class A2, 1.5575% 12/27/09 (k)	48	37
Series 2006-A:
Class 2A1, 1.2575% 9/27/21 (k)	25	25
Class 2C, 2.3775% 3/27/42 (k)	43	7
Lancer Funding Ltd. Series 2006-1A Class A3, 2.8659% 4/6/46 (f)(k)	12	0*
Long Beach Auto Receivables Trust Series 2007-A Class A4, 5.025% 1/15/14	69	64
Long Beach Mortgage Loan Trust:
Series 2003-2 Class M1, 1.5388% 6/25/33 (k)	93	46
Series 2004-2:
Class M1, 0.8388% 6/25/34 (k)	28	14
Class M2, 1.3888% 6/25/34 (k)	18	13
Series 2005-WL1 Class M2, 0.8588% 6/25/35 (k)	22	12
Series 2006-8 Class 2A1, 0.3488% 9/25/36 (k)	2	2
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (f)	1	1
Class C, 5.691% 10/20/28 (f)	0*	0*
Class D, 6.01% 10/20/28 (f)	6	3
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.5688% 10/25/36 (k)	20	1
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
MASTR Asset Backed Securities Trust: - continued
Series 2007-HE1 Class M1, 0.6088% 5/25/37 (k)	$ 36	$ 1
Merrill Lynch Mortgage Investors Trust:
Series 2003-HE1 Class M1, 1.0088% 7/25/34 (k)	25	17
Series 2003-OPT1 Class M1, 0.9588% 7/25/34 (k)	7	4
Series 2006-FM1 Class A2B, 0.4188% 4/25/37 (k)	109	83
Series 2006-OPT1 Class A1A, 0.5688% 6/25/35 (k)	77	36
Morgan Stanley ABS Capital I Trust:
Series 2002-HE3 Class M1, 1.9588% 12/27/32 (k)	2	1
Series 2003-NC7 Class M1, 1.3588% 6/25/33 (k)	23	12
Series 2003-NC8 Class M1, 1.3588% 9/25/33 (k)	18	10
Series 2004-HE6 Class A2, 0.6488% 8/25/34 (k)	3	0*
Series 2004-NC2 Class M1, 1.1338% 12/25/33 (k)	47	24
Series 2005-HE1 Class M2, 0.7788% 12/25/34 (k)	22	12
Series 2005-HE2 Class M1, 0.7088% 1/25/35 (k)	20	7
Series 2005-NC1 Class M1, 0.7488% 1/25/35 (k)	18	7
Series 2005-NC2 Class B1, 1.4788% 3/25/35 (k)	23	12
Series 2006-HE6 Class A2A, 0.3488% 9/25/36 (k)	16	16
Series 2006-NC4:
Class M4, 0.6588% 6/25/36 (k)	15	0*
Class M6, 0.7588% 6/25/36 (k)	6	0*
Series 2007-HE2 Class A2A, 0.3488% 1/25/37 (k)	4	3
Series 2007-HE4 Class A2A, 0.4188% 2/25/37 (k)	4	3
Series 2007-NC3 Class A2A, 0.3688% 5/25/37 (k)	2	2
Morgan Stanley Dean Witter Capital I Trust:
Series 2002-AM3 Class A3, 1.2888% 2/25/33 (k)	5	4
Series 2002-HE2 Class M1, 1.8088% 8/25/32 (k)	28	15
Series 2002-NC1 Class M1, 1.5088% 2/25/32 (f)(k)	24	14
Series 2002-NC3:
Class A3, 0.9888% 8/25/32 (k)	2	0*
Class M1, 1.3888% 8/25/32 (k)	3	1
Series 2003-NC1 Class M1, 1.8838% 11/25/32 (k)	18	10
Morgan Stanley Home Equity Loans Trust Series 2007-2 Class A1, 0.4088% 4/25/37 (k)	41	30
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (m)	168	32
Series 2006-3 Class A1, 0.3388% 9/25/19 (k)	43	41
Series 2006-4:
Class A1, 0.3388% 3/25/25 (k)	40	38
Class D, 1.4088% 5/25/32 (k)	32	1
New Century Home Equity Loan Trust:
Series 2003-6 Class M1, 1.3888% 1/25/34 (k)	52	29
Series 2005-4 Class M2, 0.8188% 9/25/35 (k)	65	18
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
New Century Home Equity Loan Trust: - continued
Series 2005-D Class M2, 0.7788% 2/25/36 (k)	$ 13	$ 1
Nomura Home Equity Loan Trust:
Series 2006-AF1 Class A1, 6.032% 10/25/36	13	8
Series 2006-HE2 Class A2, 0.4288% 3/25/36 (k)	29	27
Ocala Funding LLC:
Series 2005-1A Class A, 1.8163% 3/20/10 (f)(k)	25	10
Series 2006-1A Class A, 1.7163% 3/20/11 (f)(k)	53	20
Option One Mortgage Loan Trust:
Series 2004-3 Class M3, 0.9588% 11/25/34 (k)	16	10
Series 2007-5 Class 2A1, 0.3988% 5/25/37 (k)	8	7
Series 2007-6 Class 2A1, 0.3688% 7/25/37 (k)	9	9
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M2, 0.9888% 9/25/34 (k)	13	7
Class M3, 1.5588% 9/25/34 (k)	24	5
Class M4, 1.7588% 9/25/34 (k)	31	3
Series 2004-WCW2 Class M3, 0.8588% 7/25/35 (k)	18	3
Series 2004-WHQ2 Class M1, 0.8988% 2/25/35 (k)	53	38
Series 2004-WWF1:
Class M2, 0.9888% 2/25/35 (k)	73	37
Class M3, 1.0488% 2/25/35 (k)	9	4
Series 2005-WCH1:
Class M2, 0.8288% 1/25/35 (k)	35	19
Class M3, 0.8688% 1/25/35 (k)	22	9
Class M4, 1.1388% 1/25/35 (k)	67	11
Series 2005-WHQ2:
Class M7, 1.5588% 5/25/35 (k)	79	2
Class M9, 2.1888% 5/25/35 (k)	27	0*
People's Choice Financial Realty Mortgage Securities Trust Series 2006-1:
Class 1A1, 0.3788% 9/25/36 (k)	10	10
Class M4, 0.6688% 9/25/36 (k)	77	0*
Class M5, 0.6988% 9/25/36 (k)	10	0*
Providian Master Note Trust Series 2006-C1A Class C1, 0.8944% 3/16/15 (f)(k)	94	84
Residential Asset Mortgage Products, Inc. Series 2006-EFC2 Class M1, 0.5388% 12/25/36 (k)	22	1
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 0.3788% 2/25/37 (k)	17	15
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.1088% 4/25/33 (k)	0*	0*
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.1038% 3/25/35 (k)	$ 85	$ 41
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.4663% 3/20/19 (f)(k)	45	31
SLM Private Credit Student Loan Trust Series 2004-A Class C, 2.27% 6/15/33 (k)	57	26
Specialty Underwriting & Residential Finance Trust Series 2003-BC3 Class M2, 1.9088% 8/25/34 (k)	9	6
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.4588% 9/25/34 (k)	4	1
Structured Asset Securities Corp.:
Series 2004-GEL1 Class A, 0.6688% 2/25/34 (k)	6	3
Series 2007-BC4 Class A3, 0.6875% 11/25/37 (k)	133	115
Series 2007-GEL1 Class A2, 0.4988% 1/25/37 (f)(k)	59	17
Structured Asset Securities Corp. Mortgage Loan Trust Series 2007-OSI Class A2, 0.3988% 6/25/37 (k)	72	53
Superior Wholesale Inventory Financing Trust:
Series 2004-A10:
Class A, 0.4444% 9/15/11 (k)	237	232
Class B, 0.6244% 9/15/11 (k)	222	169
Series 2007-AE1:
Class A, 0.4444% 1/15/12 (k)	44	42
Class B, 0.6444% 1/15/12 (k)	38	29
Class C, 0.9444% 1/15/12 (k)	60	29
Swift Master Auto Receivables Trust Series 2007-1 Class A, 0.4444% 6/15/12 (k)	130	118
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 0.7388% 9/25/34 (k)	1	0*
Series 2003-6HE Class A1, 0.7788% 11/25/33 (k)	2	0*
Trapeza CDO XII Ltd./, Inc. Series 2007-12A Class B, 1.9725% 4/6/42 (f)(k)	58	1
Triad Auto Receivables Owner Trust Series 2006-C Class A4, 5.31% 5/13/13	35	33
Turquoise Card Backed Securities PLC:
Series 2006-2:
Class B, 0.4944% 10/17/11 (k)	155	150
Class C, 0.6944% 10/17/11 (k)	186	176
Series 2007-1 Class C, 0.7144% 6/15/12 (k)	166	124
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (f)	40	0*
WaMu Asset-Backed Certificates Series 2006-HE3:
Class M4, 0.6888% 10/25/36 (k)	27	0*
Class M7, 1.1088% 10/25/36 (k)	8	0*
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
WaMu Master Note Trust:
Series 2006-C2A Class C2, 0.8444% 8/15/15 (f)(k)	$ 317	$ 268
Series 2007-A4A Class A4, 5.2% 10/15/14 (f)	400	415
Series 2007-A5A Class A5, 1.0944% 10/15/14 (f)(k)	60	59
Series 2007-C1 Class C1, 0.7444% 5/15/14 (f)(k)	193	180
Wells Fargo Home Equity Trust:
Series 2004-3 Class A, 4.5% 11/27/34 (f)	0*	0
Series 2006-2 Class A2, 0.4088% 7/25/36 (k)	35	32
Series 2007-2 Class A1, 0.3988% 4/25/37 (k)	31	25
Whinstone Capital Management Ltd. Series 1A Class B3, 1.9919% 10/25/44 (f)(k)	81	10
TOTAL ASSET-BACKED SECURITIES (Cost $7,254)		7,733
Collateralized Mortgage Obligations - 0.6%

Private Sponsor - 0.6%
Arkle Master Issuer PLC floater:
Series 2006-1A Class 3C, 1.2444% 2/17/52 (f)(k)	30	23
Series 2006-2A:
Class 2B, 0.9744% 2/17/52 (f)(k)	106	100
Class 2M, 1.0544% 2/17/52 (f)(k)	72	66
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1A Class DB, 1.5688% 4/12/56 (f)(k)	66	28
Banc of America Commercial Mortgage Trust Series 2007-2:
Class B, 5.8768% 4/10/49 (k)	4	1
Class C, 5.8768% 4/10/49 (k)	11	2
Class D, 5.8768% 4/10/49 (k)	6	1
Banc of America Mortgage Securities, Inc.:
Series 2003-H Class 2A3, 5.1855% 9/25/33 (k)	21	18
Series 2003-J Class 2A2, 5.2883% 11/25/33 (k)	17	15
Series 2003-K Class 1A1, 5.2036% 12/25/33 (k)	3	3
Series 2003-L Class 2A1, 5.2897% 1/25/34 (k)	34	30
Series 2004-1 Class 2A2, 4.6694% 10/25/34 (k)	55	46
Series 2004-A:
Class 2A1, 5.4582% 2/25/34 (k)	12	10
Class 2A2, 5.4582% 2/25/34 (k)	54	46
Series 2004-B:
Class 1A1, 4.6868% 3/25/34 (k)	3	3
Class 2A2, 4.6035% 3/25/34 (k)	19	16
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Banc of America Mortgage Securities, Inc.: - continued
Series 2004-C Class 1A1, 4.131% 4/25/34 (k)	$ 5	$ 5
Series 2004-D Class 2A1, 3.9318% 5/25/34 (k)	7	6
Series 2004-J Class 2A1, 4.7585% 11/25/34 (k)	25	21
Series 2004-L Class 2A1, 4.3717% 1/25/35 (k)	29	24
Series 2005-H Class 1A1, 5.3265% 9/25/35 (k)	7	5
Bear Stearns Adjustable Rate Mortgage Trust Series 2003-6 Class 1A2, 4.9845% 8/25/33 (k)	56	44
Bear Stearns ALT-A Trust floater:
Series 2005-1 Class A1, 0.5888% 1/25/35 (k)	131	67
Series 2005-2 Class 1A1, 0.5588% 3/25/35 (k)	24	12
Series 2005-5 Class 1A1, 0.5288% 7/25/35 (k)	31	15
Chase Mortgage Finance Trust:
Series 2007-A1 Class 1A5, 4.8273% 2/25/37 (k)	95	82
Series 2007-A2 Class 2A1, 5.1817% 7/25/37 (k)	19	17
Citigroup Commercial Mortgage Trust Series 2008-C7 Class A2B, 6.0955% 12/10/49 (k)	75	66
Citigroup Mortgage Loan Trust Series 2004-UST1:
Class A3, 4.5098% 8/25/34 (k)	85	75
Class A4, 3.8446% 8/25/34 (k)	71	62
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (k)	84	11
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.835% 7/16/34 (f)(k)	75	62
Countrywide Alternative Loan Trust planned amortization class Series 2003-5T2 Class A2, 0.7088% 5/25/33 (k)	3	3
Countrywide Home Loans, Inc. Series 2005-HYB3 Class 2A6B, 4.385% 6/20/35 (k)	14	5
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater:
Series 2004-1 Class 9A2, 0.7088% 1/25/35 (k)	2	1
Series 2004-2 Class 7A3, 0.7088% 2/25/35 (k)	5	3
Series 2004-4 Class 5A2, 0.7088% 3/25/35 (k)	1	1
Series 2005-1 Class 5A2, 0.6388% 5/25/35 (k)	19	10
Series 2005-10:
Class 5A1, 0.5688% 1/25/36 (k)	31	15
Class 5A2, 0.6288% 1/25/36 (k)	14	6
Series 2005-2:
Class 6A2, 0.5888% 6/25/35 (k)	4	2
Class 6M2, 0.7888% 6/25/35 (k)	67	13
Series 2005-4 Class 7A2, 0.5388% 8/25/35 (k)	7	3
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater: - continued
Series 2005-8 Class 7A2, 0.5888% 11/25/35 (k)	$ 19	$ 10
Credit Suisse First Boston Mortgage Securities Corp. floater:
Series 2004-AR4 Class 5A2, 1.0488% 5/25/34 (k)	1	0*
Series 2004-AR5 Class 11A2, 1.0488% 6/25/34 (k)	1	1
Series 2004-AR6 Class 9A2, 1.0488% 10/25/34 (k)	7	4
Series 2004-AR7 Class 6A2, 1.0688% 8/25/34 (k)	2	1
Series 2004-AR8 Class 8A2, 1.0688% 9/25/34 (k)	1	1
Series 2007-AR7 Class 2A1, 4.6058% 11/25/34 (k)	105	82
Deutsche Alt-A Securities Mortgage Loan Trust floater Series 2007-BAR1 Class A3, 0.4688% 3/25/37 (k)	155	49
DSLA Mortgage Loan Trust Series 2006-AR2 Class 2AB1, 0.4181% 9/19/36 (k)	25	22
First Horizon Mortgage pass-thru Trust:
floater Series 2004-FL1 Class 2A1, 2.15% 12/25/34 (k)	2	1
Series 2004-AR5 Class 2A1, 5.1134% 10/25/34 (k)	89	67
Fosse Master Issuer PLC floater Series 2006-1A:
Class B2, 1.2669% 10/18/54 (f)(k)	129	102
Class C2, 1.5769% 10/18/54 (f)(k)	43	20
Class M2, 1.3569% 10/18/54 (f)(k)	74	49
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 1.255% 11/20/56 (f)(k)	111	55
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 1.6088% 10/11/41 (f)(k)	140	63
Granite Master Issuer PLC floater:
Series 2006-1A Class C2, 0.9163% 12/20/54 (f)(k)	271	16
Series 2006-2 Class C1, 0.7863% 12/20/54 (k)	242	17
Series 2006-3 Class C2, 0.8163% 12/20/54 (k)	50	3
Series 2006-4:
Class B1, 0.4063% 12/20/54 (k)	169	29
Class C1, 0.6963% 12/20/54 (k)	103	6
Class M1, 0.4863% 12/20/54 (k)	44	5
Series 2007-1:
Class 1C1, 0.6163% 12/20/54 (k)	84	6
Class 1M1, 0.4663% 12/20/54 (k)	54	5
Class 2C1, 0.7463% 12/20/54 (k)	38	3
Class 2M1, 0.5663% 12/20/54 (k)	70	7
Series 2007-2 Class 2C1, 0.765% 12/17/54 (k)	97	6
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Granite Mortgages PLC floater Series 2003-3 Class 1C, 3.5569% 1/20/44 (k)	$ 19	$ 2
GSR Mortgage Loan Trust:
Series 2004-11 Class 1A1, 4.8984% 9/25/34 (k)	13	9
Series 2007-AR2 Class 2A1, 4.8324% 4/25/35 (k)	25	17
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 0.5481% 5/19/35 (k)	19	9
Holmes Master Issuer PLC floater Series 2006-1A Class 2C, 1.5213% 7/15/40 (f)(k)	34	29
Homestar Mortgage Acceptance Corp. floater Series 2004-5 Class A1, 0.7588% 10/25/34 (k)	7	4
Impac CMB Trust floater:
Series 2004-11 Class 2A2, 1.0488% 3/25/35 (k)	11	3
Series 2005-1:
Class M4, 1.0588% 4/25/35 (k)	1	0*
Class M5, 1.0788% 4/25/35 (k)	1	0*
Class M6, 1.1288% 4/25/35 (k)	1	0*
Series 2005-3 Class A1, 0.5488% 8/25/35 (k)	27	13
Series 2005-6 Class 1M3, 0.9188% 10/25/35 (k)	1	0*
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18:
Class A1, 5.32% 6/12/47 (k)	10	10
Class A3, 5.447% 6/12/47 (k)	142	114
JPMorgan Mortgage Trust:
sequential payer Series 2006-A5 Class 3A5, 5.9517% 8/25/36 (k)	90	65
Series 2004-A1 Class 2A1, 4.5098% 2/25/34 (k)	57	51
Series 2004-A3 Class 4A1, 4.2869% 7/25/34 (k)	158	141
Series 2004-A5 Class 2A1, 4.5678% 12/25/34 (k)	100	87
Series 2006-A2 Class 5A1, 5.1365% 11/25/33 (k)	270	240
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C6 Class A4, 5.372% 12/31/49	34	28
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 0.6988% 9/26/45 (f)(k)	21	9
MASTR Adjustable Rate Mortgages Trust:
floater Series 2005-1 Class 1A1, 0.5788% 3/25/35 (k)	2	1
Series 2007-3 Class 22A2, 0.5188% 5/25/47 (k)	65	26
MASTR Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	26	20
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4788% 2/25/37 (k)	80	35
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.5144% 6/15/22 (f)(k)	$ 9	$ 5
Class C, 0.5344% 6/15/22 (f)(k)	58	26
Class D, 0.5444% 6/15/22 (f)(k)	22	7
Class E, 0.5544% 6/15/22 (f)(k)	35	9
Class F, 0.5844% 6/15/22 (f)(k)	64	14
Class G, 0.6544% 6/15/22 (f)(k)	13	3
Class H, 0.6744% 6/15/22 (f)(k)	27	4
Class J, 0.7144% 6/15/22 (f)(k)	31	3
Merrill Lynch Mortgage Investors Trust:
floater:
Series 2003-A Class 2A1, 0.6988% 3/25/28 (k)	10	6
Series 2003-B Class A1, 0.6488% 4/25/28 (k)	10	7
Series 2003-D Class A, 0.6188% 8/25/28 (k)	9	6
Series 2003-E Class A2, 2.0813% 10/25/28 (k)	15	10
Series 2004-E:
Class A2B, 2.1163% 11/25/29 (k)	24	15
Class A2D, 2.3063% 11/25/29 (k)	4	2
Series 2004-G Class A2, 2.15% 1/25/30 (k)	12	8
Series 2005-A Class A2, 2.0013% 2/25/30 (k)	11	7
Series 2005-B Class A2, 1.4% 7/25/30 (k)	34	23
Series 2006-MLN1 Class M4, 0.6688% 7/25/37 (k)	74	0*
Series 2004-A4 Class A1, 3.9375% 8/25/34 (k)	117	98
Series 2005-A2:
Class A2, 4.4844% 2/25/35 (k)	68	55
Class A7, 4.4844% 2/25/35 (k)	102	76
Series 2006-A6 Class A4, 5.3866% 10/25/33 (k)	81	69
Merrill Lynch-CFC Commercial Mortgage Trust Series 2006-3 Class ASB, 5.382% 7/12/46 (k)	321	292
MortgageIT Trust floater:
Series 2004-2:
Class A1, 0.6788% 12/25/34 (k)	12	8
Class A2, 0.7588% 12/25/34 (k)	16	11
Series 2005-2 Class 1A1, 0.5688% 5/25/35 (k)	14	7
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.5988% 7/25/35 (k)	140	64
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.6088% 3/25/37 (k)	111	5
Permanent Financing No. 8 PLC floater Class 3C, 1.8125% 6/10/42 (k)	92	70
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Permanent Master Issuer PLC floater Series 2006-1 Class 2C, 1.5313% 7/17/42 (k)	$ 24	$ 17
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 4.5716% 10/25/35 (k)	220	168
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B Class B5, 2.7319% 7/10/35 (f)(k)	60	28
Series 2003-CB1 Class B3, 1.8319% 6/10/35 (f)(k)	47	24
Series 2004-A:
Class B4, 1.5819% 2/10/36 (f)(k)	36	12
Class B5, 2.0819% 2/10/36 (f)(k)	24	8
Series 2004-B:
Class B4, 1.4819% 2/10/36 (f)(k)	16	5
Class B5, 1.9319% 2/10/36 (f)(k)	12	3
Class B6, 2.3819% 2/10/36 (f)(k)	4	1
Series 2004-C:
Class B4, 1.3319% 9/10/36 (f)(k)	20	6
Class B5, 1.7319% 9/10/36 (f)(k)	23	6
Class B6, 2.1319% 9/10/36 (f)(k)	5	1
Residential Accredit Loans, Inc. floater Series 2006-QO7 Class 3A1, 0.4088% 9/25/46 (k)	70	54
Residential Asset Mortgage Products, Inc.:
sequential payer Series 2003-SL1 Class A31, 7.125% 4/25/31	10	9
Series 2005-AR5 Class 1A1, 5.3716% 9/19/35 (k)	11	8
Residential Funding Mortgage Securities I, Inc. Series 2004-SA1 Class A2, 4.2753% 7/25/34 (k)	58	45
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.7588% 6/25/33 (f)(k)	12	8
ResMAE Mortgage Loan Trust floater Series 2006-1 Class A2A, 0.4088% 2/25/36 (f)(k)	1	1
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-UP1 Class A, 3.45% 4/25/32 (f)	11	8
Sequoia Mortgage Trust floater:
Series 2004-1 Class A, 1.8888% 2/20/34 (k)	7	5
Series 2004-10 Class A4, 4.5188% 11/20/34 (k)	10	6
Series 2004-12 Class 1A2, 2.1538% 1/20/35 (k)	30	18
Series 2004-4 Class A, 4.4388% 5/20/34 (k)	37	25
Series 2004-5 Class A3, 1.5925% 6/20/34 (k)	14	9
Series 2004-6:
Class A3A, 2.1613% 7/20/34 (k)	11	7
Class A3B, 2.3038% 7/20/34 (k)	2	1
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Sequoia Mortgage Trust floater: - continued
Series 2004-7:
Class A3A, 1.9138% 8/20/34 (k)	$ 11	$ 7
Class A3B, 2.1388% 7/20/34 (k)	1	1
Series 2005-1 Class A2, 1.7513% 2/20/35 (k)	18	11
Series 2005-2 Class A2, 2.03% 3/20/35 (k)	23	14
Series 2005-3 Class A1, 0.5163% 5/20/35 (k)	11	6
Soundview Home Equity Loan Trust floater Series 2006-EQ1 Class M7, 1.1088% 9/25/36 (k)	24	0*
Structured Asset Securities Corp.:
floater Series 2004-NP1 Class A, 0.7088% 9/25/33 (f)(k)	4	2
Series 2003-15A Class 4A, 5.4553% 4/25/33 (k)	54	44
Series 2003-20 Class 1A1, 5.5% 7/25/33	36	31
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.6375% 9/25/36 (k)	148	62
WaMu Mortgage pass-thru certificates:
floater:
Series 2006-AR11 Class C1B1, 0.3888% 9/25/46 (k)	4	4
Series 2006-AR7 Class C1B1, 0.3688% 7/25/46 (k)	1	1
Series 2003-AR8 Class A, 4.2538% 8/25/33 (k)	57	47
Series 2005-AR3 Class A2, 4.6397% 3/25/35 (k)	163	130
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-EE Class 2A2, 4.1079% 12/25/34 (k)	55	47
Series 2004-H Class A1, 4.5272% 6/25/34 (k)	128	113
Series 2004-W:
Class A1, 4.5433% 11/25/34 (k)	54	46
Class A9, 4.5433% 11/25/34 (k)	120	84
Series 2005-AR10 Class 2A2, 4.0939% 6/25/35 (k)	129	115
Series 2005-AR12 Class 2A6, 4.1484% 7/25/35 (k)	191	163
Series 2005-AR3 Class 2A1, 4.3579% 3/25/35 (k)	117	94
TOTAL PRIVATE SPONSOR		5,002
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - 0.0%
Fannie Mae subordinate REMIC pass-thru certificates planned amortization class:
Series 2001-68 Class QZ, 5.5% 12/25/16	$ 287	$ 304
Series 2002-9 Class PC, 6% 3/25/17	44	47
TOTAL U.S. GOVERNMENT AGENCY		351
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $5,360)		5,353
Commercial Mortgage Securities - 2.6%

Asset Securitization Corp. Series 1997-D5:
Class A-6, 7.2691% 2/14/43 (k)	88	62
Class A2, 6.8991% 2/14/43 (k)	55	56
Class A3, 6.9491% 2/14/43 (k)	60	57
Class PS1, 1.4493% 2/14/43 (k)(m)	312	11
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7211% 5/10/45 (k)	88	83
Series 2006-4 Class A1, 5.363% 7/10/46 (k)	27	27
Series 2006-5:
Class A1, 5.185% 7/10/11	58	58
Class A2, 5.317% 9/10/47	289	268
Class A3, 5.39% 9/10/47	105	88
Series 2006-6 Class A3, 5.369% 12/10/16	150	127
Series 2007-2 Class A1, 5.421% 4/10/49	15	15
Series 2007-4 Class A3, 6.0024% 2/10/51 (k)	75	62
Series 2006-5 Class XP, 0.832% 9/10/47 (m)	1,189	22
Series 2006-6:
Class E, 5.619% 10/10/45 (f)	43	5
Class XP, 0.4315% 10/10/45 (k)(m)	437	6
Series 2007-3:
Class A3, 5.6582% 6/10/49 (k)	125	98
Class A4, 5.8374% 6/10/49 (k)	156	114
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2000-2 Class A2, 7.197% 9/15/32	23	24
Series 2001-1 Class A4, 5.451% 1/15/49	164	126
Series 2004-2:
Class A3, 4.05% 11/10/38	101	97
Class A4, 4.153% 11/10/38	95	86
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Banc of America Commercial Mortgage, Inc.: - continued
sequential payer:
Series 2004-4 Class A3, 4.128% 7/10/42	$ 53	$ 52
Series 2005-1 Class A3, 4.877% 11/10/42	258	251
Series 2006-1 Class A1, 5.219% 9/10/45 (k)	67	67
Series 2007-1 Class A2, 5.381% 1/15/49	175	161
Series 2001-3 Class H, 6.562% 4/11/37 (f)	42	38
Series 2001-PB1:
Class J, 7.166% 5/11/35 (f)	19	12
Class K, 6.15% 5/11/35 (f)	35	24
Series 2005-3 Series A3B, 5.09% 7/10/43 (k)	233	214
Series 2005-6 Class A3, 5.3515% 9/10/47 (k)	135	130
Series 2007-1 Class B, 5.543% 1/15/49	45	11
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class C, 0.6544% 3/15/22 (f)(k)	32	16
Class D, 0.7044% 3/15/22 (f)(k)	33	15
Class E, 0.7444% 3/15/22 (f)(k)	27	12
Class F, 0.8144% 3/15/22 (f)(k)	28	13
Class G, 0.8744% 3/15/22 (f)(k)	18	7
Series 2006-BIX1:
Class C, 0.5244% 10/15/19 (f)(k)	48	28
Class D, 0.5544% 10/15/19 (f)(k)	59	26
Class E, 0.5844% 10/15/19 (f)(k)	55	21
Class F, 0.6544% 10/15/19 (f)(k)	128	51
Class G, 0.6744% 10/15/19 (f)(k)	49	17
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.1588% 12/25/33 (f)(k)	5	2
Series 2004-1:
Class A, 0.6688% 4/25/34 (f)(k)	60	39
Class B, 2.2088% 4/25/34 (f)(k)	7	2
Class M1, 0.8688% 4/25/34 (f)(k)	5	3
Class M2, 1.5088% 4/25/34 (f)(k)	5	2
Series 2004-2:
Class A, 0.7388% 8/25/34 (f)(k)	44	33
Class M1, 0.8888% 8/25/34 (f)(k)	10	6
Series 2004-3:
Class A1, 0.6788% 1/25/35 (f)(k)	93	61
Class A2, 0.7288% 1/25/35 (f)(k)	13	8
Class M1, 0.8088% 1/25/35 (f)(k)	16	9
Class M2, 1.3088% 1/25/35 (f)(k)	10	5
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2005-2A:
Class A1, 0.6188% 8/25/35 (f)(k)	$ 85	$ 47
Class M1, 0.7388% 8/25/35 (f)(k)	5	2
Class M2, 0.7888% 8/25/35 (f)(k)	8	3
Class M3, 0.8088% 8/25/35 (f)(k)	5	1
Class M4, 0.9188% 8/25/35 (f)(k)	4	1
Series 2005-3A:
Class A1, 0.6288% 11/25/35 (f)(k)	37	21
Class A2, 0.7088% 11/25/35 (f)(k)	31	16
Class M1, 0.7488% 11/25/35 (f)(k)	4	2
Class M2, 0.7988% 11/25/35 (f)(k)	6	2
Class M3, 0.8188% 11/25/35 (f)(k)	5	2
Class M4, 0.9088% 11/25/35 (f)(k)	6	2
Series 2005-4A:
Class A2, 0.6988% 1/25/36 (f)(k)	87	43
Class B1, 1.7088% 1/25/36 (f)(k)	7	2
Class M1, 0.7588% 1/25/36 (f)(k)	28	13
Class M2, 0.7788% 1/25/36 (f)(k)	8	4
Class M3, 0.8088% 1/25/36 (f)(k)	12	5
Class M4, 0.9188% 1/25/36 (f)(k)	7	3
Class M5, 0.9588% 1/25/36 (f)(k)	7	2
Class M6, 1.0088% 1/25/36 (f)(k)	7	2
Series 2006-1:
Class A2, 0.6688% 4/25/36 (f)(k)	13	7
Class M1, 0.6888% 4/25/36 (f)(k)	5	2
Class M2, 0.7088% 4/25/36 (f)(k)	5	2
Class M3, 0.7288% 4/25/36 (f)(k)	4	1
Class M4, 0.8288% 4/25/36 (f)(k)	2	1
Class M5, 0.8688% 4/25/36 (f)(k)	2	1
Class M6, 0.9488% 4/25/36 (f)(k)	5	1
Series 2006-2A:
Class A1, 0.5388% 7/25/36 (f)(k)	227	128
Class A2, 0.5888% 7/25/36 (f)(k)	12	6
Class B1, 1.1788% 7/25/36 (f)(k)	4	1
Class B3, 3.0088% 7/25/36 (f)(k)	7	2
Class M1, 0.6188% 7/25/36 (f)(k)	13	5
Class M2, 0.6388% 7/25/36 (f)(k)	9	3
Class M3, 0.6588% 7/25/36 (f)(k)	7	2
Class M4, 0.7288% 7/25/36 (f)(k)	5	2
Class M5, 0.7788% 7/25/36 (f)(k)	6	2
Class M6, 0.8488% 7/25/36 (f)(k)	9	3
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-3A:
Class B1, 1.1088% 10/25/36 (f)(k)	$ 8	$ 2
Class B2, 1.6588% 10/25/36 (f)(k)	6	1
Class B3, 2.9088% 10/25/36 (f)(k)	9	2
Class M4, 0.7388% 10/25/36 (f)(k)	9	3
Class M5, 0.7888% 10/25/36 (f)(k)	10	4
Class M6, 0.8688% 10/25/36 (f)(k)	20	6
Series 2006-4A:
Class A1, 0.5388% 12/25/36 (f)(k)	37	21
Class A2, 0.5788% 12/25/36 (f)(k)	189	79
Class B1, 1.0088% 12/25/36 (f)(k)	6	1
Class B2, 1.5588% 12/25/36 (f)(k)	6	1
Class B3, 2.7588% 12/25/36 (f)(k)	10	2
Class M1, 0.5988% 12/25/36 (f)(k)	12	4
Class M2, 0.6188% 12/25/36 (f)(k)	8	2
Class M3, 0.6488% 12/25/36 (f)(k)	8	2
Class M4, 0.7088% 12/25/36 (f)(k)	10	3
Class M5, 0.7488% 12/25/36 (f)(k)	8	2
Class M6, 0.8288% 12/25/36 (f)(k)	8	2
Series 2007-1:
Class A2, 0.5788% 3/25/37 (f)(k)	41	20
Class B1, 0.9788% 3/25/37 (f)(k)	13	3
Class B2, 1.4588% 3/25/37 (f)(k)	9	2
Class B3, 3.6588% 3/25/37 (f)(k)	26	4
Class M1, 0.5788% 3/25/37 (f)(k)	11	5
Class M2, 0.5988% 3/25/37 (f)(k)	8	4
Class M3, 0.6288% 3/25/37 (f)(k)	8	3
Class M4, 0.6788% 3/25/37 (f)(k)	7	3
Class M5, 0.7288% 3/25/37 (f)(k)	10	4
Class M6, 0.8088% 3/25/37 (f)(k)	14	4
Series 2007-2A:
Class A1, 0.5788% 7/25/37 (f)(k)	36	20
Class A2, 0.6288% 7/25/37 (f)(k)	33	17
Class B1, 1.9088% 7/25/37 (f)(k)	10	2
Class B2, 2.5588% 7/25/37 (f)(k)	9	2
Class B3, 3.6588% 7/25/37 (f)(k)	10	2
Class M1, 0.6788% 7/25/37 (f)(k)	12	6
Class M2, 0.7188% 7/25/37 (f)(k)	6	3
Class M3, 0.7988% 7/25/37 (f)(k)	6	3
Class M4, 0.9588% 7/25/37 (f)(k)	13	4
Class M5, 1.0588% 7/25/37 (f)(k)	12	4
Class M6, 1.3088% 7/25/37 (f)(k)	14	4
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-3:
Class A2, 0.5988% 7/25/37 (f)(k)	$ 46	$ 19
Class B1, 1.2588% 7/25/37 (f)(k)	9	2
Class B2, 1.9088% 7/25/37 (f)(k)	23	5
Class B3, 4.3088% 7/25/37 (f)(k)	12	2
Class M1, 0.6188% 7/25/37 (f)(k)	8	3
Class M2, 0.6488% 7/25/37 (f)(k)	9	3
Class M3, 0.6788% 7/25/37 (f)(k)	14	4
Class M4, 0.8088% 7/25/37 (f)(k)	22	6
Class M5, 0.9088% 7/25/37 (f)(k)	11	3
Class M6, 1.1088% 7/25/37 (f)(k)	9	2
Series 2007-4A:
Class B1, 2.8588% 9/25/37 (f)(k)	13	3
Class B2, 3.7588% 9/25/37 (f)(k)	47	10
Class M1, 1.2588% 9/25/37 (f)(k)	13	6
Class M2, 1.3588% 9/25/37 (f)(k)	13	5
Class M4, 1.9088% 9/25/37 (f)(k)	32	11
Class M5, 2.0588% 9/25/37 (f)(k)	32	10
Class M6, 2.2588% 9/25/37 (f)(k)	32	9
Series 2004-1 Class IO, 1.25% 4/25/34 (f)(m)	221	2
Series 2007-5A Class IO, 1.5496% 10/25/37 (f)(m)	466	34
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class G, 0.7844% 3/15/19 (f)(k)	36	24
Class H, 0.9944% 3/15/19 (f)(k)	25	7
Class J, 1.1944% 3/15/19 (f)(k)	18	3
Series 2007-BBA8:
Class D, 0.5944% 3/15/22 (f)(k)	25	12
Class E, 0.6444% 3/15/22 (f)(k)	128	59
Class F, 0.6944% 3/15/22 (f)(k)	78	34
Class G, 0.7444% 3/15/22 (f)(k)	20	8
Class H, 0.8944% 3/15/22 (f)(k)	25	9
Class J, 1.0444% 3/15/22 (f)(k)	25	7
sequential payer:
Series 2003-PWR2 Class A3, 4.834% 5/11/39	46	45
Series 2004-PWR3 Class A3, 4.487% 2/11/41	94	86
Series 2006-PW14 Class A4, 5.201% 12/11/38	97	80
Series 2006-T24 Class A1, 4.905% 10/12/41 (k)	71	70
Series 2007-PW16 Class A4, 5.9089% 6/11/40 (k)	44	37
Series 2007-PW17 Class A1, 5.282% 6/11/50	30	30
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bear Stearns Commercial Mortgage Securities Trust: - continued
sequential payer:
Series 2007-T26 Class A1, 5.145% 1/12/45 (k)	$ 27	$ 27
Series 2003-PWR2 Class X2, 0.6031% 5/11/39 (f)(k)(m)	703	7
Series 2006-PW13 Class A3, 5.518% 9/11/41	265	238
Series 2006-PW14 Class X2, 0.8435% 12/11/38 (f)(k)(m)	1,092	24
Series 2006-T22:
Class A1, 5.415% 4/12/38 (k)	14	14
Class A4, 5.4635% 4/12/38 (k)	9	8
Series 2007-PW15:
Class A1, 5.016% 2/11/44	14	14
Class X2, 0.3635% 2/11/44 (f)(k)(m)	1,107	15
Series 2007-PW16:
Class B, 5.713% 6/11/40 (f)	12	3
Class C, 5.713% 6/11/40 (f)	10	2
Class D, 5.713% 6/11/40 (f)	10	2
Series 2007-PW18 Class X2, 0.3443% 6/11/50 (f)(k)(m)	7,475	106
Series 2007-T26 Class X2, 0.1255% 1/12/45 (f)(k)(m)	1,005	6
Series 2007-T28:
Class A1, 5.422% 9/11/42	14	14
Class X2, 0.1822% 9/11/42 (f)(k)(m)	3,756	26
C-BASS Trust floater Series 2006-SC1 Class A, 0.5788% 5/25/36 (f)(k)	48	21
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (f)	88	74
Class XCL, 0.8163% 5/15/35 (f)(k)(m)	1,217	48
Chase Commercial Mortgage Securities Corp.:
Series 1999-2:
Class E, 7.734% 1/15/32	30	30
Class F, 7.734% 1/15/32	16	16
Series 2001-245 Class A2, 6.275% 2/12/16 (f)(k)	76	77
Chase Manhattan Bank-First Union National Bank Commercial Mortgage Trust sequential payer Series 1999-1 Class A2, 7.439% 8/15/31	10	10
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class A1, 0.4144% 11/15/36 (f)(k)	0*	0*
Class F, 0.6544% 8/16/21 (f)(k)	27	7
Class G, 0.6744% 11/15/36 (f)(k)	20	5
Class H, 0.7144% 11/15/36 (f)(k)	16	4
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Citigroup Commercial Mortgage Trust: - continued
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	$ 430	$ 345
Series 2006-C5 Class AMP2, 5.5005% 10/15/49 (f)	128	36
Series 2007-C6:
Class A1, 5.622% 12/10/49 (k)	747	755
Class A4, 5.8884% 12/10/49 (k)	170	133
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer:
Series 2006-CD2 Class A4, 5.3624% 1/15/46 (k)	31	26
Series 2007-CD4:
Class A1, 4.977% 12/11/49	22	22
Class A2A, 5.237% 12/11/49	67	62
Series 2007-CD4:
Class A3, 5.293% 12/11/49	73	60
Class C, 5.476% 12/11/49	141	11
Cobalt CMBS Commercial Mortgage Trust:
sequential payer:
Series 2007-C2 Class A1, 5.064% 4/15/47 (k)	12	11
Series 2007-C3 Class A3, 5.8202% 5/15/46 (k)	75	62
Series 2006-C1 Class B, 5.359% 8/15/48	225	32
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class B, 0.5744% 4/15/17 (f)(k)	168	97
Class C, 0.6144% 4/15/17 (f)(k)	60	34
Class D, 0.6544% 4/15/17 (f)(k)	43	22
Class E, 0.7144% 4/15/17 (f)(k)	14	7
Class F, 0.7544% 4/15/17 (f)(k)	8	3
Class G, 0.8944% 4/15/17 (f)(k)	8	3
Class H, 0.9644% 4/15/17 (f)(k)	8	3
Class J, 1.1944% 4/15/17 (f)(k)	6	2
Series 2005-FL11:
Class C, 0.6444% 11/15/17 (f)(k)	118	55
Class D, 0.6844% 11/15/17 (f)(k)	6	3
Class E, 0.7344% 11/15/17 (f)(k)	22	9
Class F, 0.7944% 11/15/17 (f)(k)	17	7
Class G, 0.8444% 11/15/17 (f)(k)	12	5
Series 2006-FL12 Class AJ, 0.4744% 12/15/20 (f)(k)	107	54
sequential payer:
Series 2005-C6 Class A2, 4.999% 6/10/44 (k)	7	7
Series 2006-C8 Class A3, 5.31% 12/10/46	214	179
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
COMM pass-thru certificates: - continued
sequential payer:
Series 2006-CN2A Class A2FX, 5.449% 2/5/19	$ 127	$ 114
Series 2007-C9 Class A4, 5.8162% 12/10/49 (k)	166	134
Series 2006-C8 Class B, 5.44% 12/10/46	130	36
Commercial Mortgage Asset Trust sequential payer Series 1999-C2 Class A2, 7.546% 11/17/32 (k)	34	35
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C5 Class AJ, 5.373% 12/15/39	152	55
Series 2007-C2:
Class A1, 5.269% 1/15/49	7	7
Class A2, 5.448% 1/15/49 (k)	435	407
Class A3, 5.542% 1/15/49 (k)	150	108
Series 2007-C3:
Class A1, 5.664% 6/15/39 (k)	9	9
Class A4, 5.9124% 6/15/39 (k)	45	33
Series 2006-C4 Class AAB, 5.439% 9/15/39	427	360
Series 2007-C5 Class A4, 5.695% 9/15/40 (k)	68	49
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.6944% 4/15/22 (f)(k)	268	67
Credit Suisse First Boston Mortgage Securities Corp.:
floater:
Series 2006-TF2A:
Class A2, 1.8444% 7/15/19 (f)(k)	2	0*
Class SHDC, 1.3444% 7/15/19 (f)(k)	1	0*
Series 2006-TFL2 Class SHDD, 1.6944% 7/15/19 (f)(k)	1	0*
sequential payer:
Series 1999-C1 Class A2, 7.29% 9/15/41	65	66
Series 2000-C1 Class A2, 7.545% 4/15/62	97	99
Series 2001-CK6 Class B, 6.582% 8/15/36	75	72
Series 2004-C1:
Class A3, 4.321% 1/15/37	27	26
Class A4, 4.75% 1/15/37	35	32
Series 1998-C1 Class D, 7.17% 5/17/40	81	80
Series 1999-C1 Class E, 8.0655% 9/15/41 (k)	78	76
Series 2001-CK6 Class AX, 0.645% 9/15/18 (m)	219	4
Series 2001-CKN5 Class AX, 2.0787% 9/15/34 (f)(k)(m)	703	24
Series 2004-C1 Class ASP, 0.953% 1/15/37 (f)(k)(m)	4,647	73
Series 2006-C1 Class A3, 5.711% 2/15/39 (k)	396	347
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse Mortgage Capital Certificates:
floater:
Series 200-TFL1 Class B, 0.4944% 2/15/22 (f)(k)	$ 28	$ 11
Series 2007-TFL1:
Class C:
0.5144% 2/15/22 (f)(k)	84	28
0.6144% 2/15/22 (f)(k)	30	8
Class F, 0.6644% 2/15/22 (f)(k)	60	15
sequential payer Series 2007-C1 Class A1, 5.227% 2/15/40	8	8
Series 2007-C1:
Class ASP, 0.4177% 2/15/40 (k)(m)	1,470	21
Class B, 5.487% 2/15/40 (f)(k)	115	22
DLJ Commercial Mortgage Corp. sequential payer Series 2000-CF1 Class A1B, 7.62% 6/10/33	291	297
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1:
Class D, 6.484% 3/15/33	27	23
Class G, 6.936% 3/15/33 (f)	49	41
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	373	259
Series 2001-1 Class X1, 1.0497% 5/15/33 (f)(k)(m)	779	13
Series 2005-C1 Class B, 4.846% 6/10/48 (k)	21	6
Series 2007-C1 Class XP, 0.1974% 12/10/49 (k)(m)	940	7
GMAC Commercial Mortgage Securities, Inc. Series 2005-C1 Class X2, 0.7105% 5/10/43 (k)(m)	551	6
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.6013% 11/5/21 (f)(k)	28	12
sequential payer:
Series 2004-GG1 Class A4, 4.755% 6/10/36	48	48
Series 2007-GG11:
Class A1, 5.358% 12/10/49	50	48
Class A2, 5.597% 12/10/49	150	130
Series 2007-GG9:
Class A1, 5.233% 3/10/39	13	12
Class A4, 5.444% 3/10/39	218	171
Series 2005-GG3 Class XP, 0.7066% 8/10/42 (f)(k)(m)	1,909	29
Series 2006-GG7:
Class A3, 6.1142% 7/10/38 (k)	198	176
Class A4, 5.9165% 7/10/38 (k)	350	288
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Greenwich Capital Commercial Funding Corp.: - continued
Series 2007-GG11 Class A1, 0.4798% 12/10/49 (f)(m)	$ 1,890	$ 19
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class C, 0.6544% 6/6/20 (f)(k)	4	3
Class D, 0.6944% 6/6/20 (f)(k)	18	10
Class E, 0.7844% 6/6/20 (f)(k)	21	12
Class F, 0.8544% 6/6/20 (f)(k)	38	19
Series 2007-EOP:
Class C, 0.7344% 3/6/20 (f)(k)	44	30
Class D, 0.7844% 3/6/20 (f)(k)	117	81
Class F, 0.8944% 3/6/20 (f)(k)	4	3
Class G, 0.9344% 3/6/20 (f)(k)	2	1
sequential payer:
Series 2001-LIBA Class A2, 6.615% 2/14/16 (f)	118	127
Series 2004-GG2 Class A4, 4.964% 8/10/38	23	21
Series 2001-LIBA Class C, 6.733% 2/14/16 (f)	37	40
Series 2005-GG4 Class XP, 0.6995% 7/10/39 (f)(k)(m)	1,838	29
Series 2006-GG6 Class A2, 5.506% 4/10/38 (k)	440	429
GS Mortgage Securities Trust:
sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39	113	107
Series 2007-GG10:
Class A1, 5.69% 8/10/45	16	16
Class A2, 5.778% 8/10/45	36	33
Class A4, 5.7992% 8/10/45 (k)	46	35
Series 2007-GG10 Class B, 5.9932% 8/10/45 (k)	94	13
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.5144% 11/15/18 (f)(k)	63	33
Class C, 0.5544% 11/15/18 (f)(k)	44	23
Class D, 0.5744% 11/15/18 (f)(k)	13	6
Class E, 0.6244% 11/15/18 (f)(k)	19	8
Class F, 0.6744% 11/15/18 (f)(k)	28	12
Class G, 0.7044% 11/15/18 (f)(k)	25	10
Class H, 0.8444% 11/15/18 (f)(k)	19	7
sequential payer:
Series 2006-CB14 Class A3B, 5.6699% 12/12/44 (k)	223	187
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
sequential payer:
Series 2006-CB15 Class A3, 5.819% 6/12/43 (k)	$ 113	$ 97
Series 2006-CB17 Class A4, 5.429% 12/12/43	39	31
Series 2006-LDP8 Class A4, 5.399% 5/15/45	48	38
Series 2006-LDP9 Class A2, 5.134% 5/15/47 (k)	36	31
Series 2007-CB19 Class A4, 5.7463% 2/12/49 (k)	263	201
Series 2007-LD11:
Class A2, 5.8036% 6/15/49 (k)	211	194
Class A4, 6.0069% 6/15/49 (k)	111	87
Series 2007-LDP10 Class A1, 5.122% 1/15/49	8	8
Series 2007-LDPX Class A3, 5.412% 1/15/49	206	155
Series 2004-LDP4 Class D, 5.1237% 10/15/42 (k)	68	13
Series 2005-CB13 Class E, 5.35% 1/12/43 (f)(k)	38	6
Series 2005-LDP3 Class A3, 4.959% 8/15/42	480	451
Series 2006-CB17 Class A3, 5.45% 12/12/43	21	19
Series 2007-CB19:
Class B, 5.7442% 2/12/49	6	1
Class C, 5.7462% 2/12/49	17	4
Class D, 5.7462% 2/12/49	18	4
Series 2007-LDP10:
Class BS, 5.437% 1/15/49 (k)	14	3
Class CS, 5.466% 1/15/49 (k)	6	1
Class ES, 5.5455% 1/15/49 (f)(k)	39	5
JPMorgan Commercial Mortgage Finance Corp. Series 2000-C9 Class G, 6.25% 10/15/32 (f)	31	30
LB Commercial Conduit Mortgage Trust:
Series 1998-C1 Class D, 6.98% 2/18/30	84	85
Series 2007-C3:
Class F, 5.9388% 7/15/44 (k)	15	2
Class G, 5.9388% 7/15/44 (f)(k)	26	2
LB-UBS Commercial Mortgage Trust:
sequential pay Series 2006-C1 Class A4, 5.156% 2/15/31	29	24
sequential payer:
Series 2000-C3 Class A2, 7.95% 1/15/10	134	136
Series 2001-C2 Class A2, 6.653% 11/15/27	14	14
Series 2001-C3 Class A1, 6.058% 6/15/20	6	6
Series 2006-C1 Class A2, 5.084% 2/15/31	36	35
Series 2006-C3 Class A1, 5.478% 3/15/39	8	8
Series 2006-C6:
Class A1, 5.23% 9/15/39	11	12
Class A2, 5.262% 9/15/39 (k)	131	125
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
LB-UBS Commercial Mortgage Trust: - continued
sequential payer:
Series 2006-C7:
Class A1, 5.279% 11/15/38	$ 88	$ 89
Class A2, 5.3% 11/15/38	83	75
Class A3, 5.347% 11/15/38	56	45
Series 2007-C1:
Class A1, 5.391% 2/15/40 (k)	7	7
Class A4, 5.424% 2/15/40	10	7
Series 2007-C2:
Class A1, 5.226% 2/15/40	7	7
Class A3, 5.43% 2/15/40	36	25
Series 2000-C5 Class E, 7.29% 12/15/32	5	5
Series 2001-C3 Class B, 6.512% 6/15/36	145	144
Series 2001-C7 Class D, 6.514% 11/15/33	83	63
Series 2003-C3 Class XCP, 1.0324% 3/11/37 (f)(k)(m)	315	3
Series 2004-C4 Class A2, 4.567% 6/15/29 (k)	11	11
Series 2005-C3 Class XCP, 0.9277% 7/15/40 (k)(m)	297	5
Series 2006-C6 Class XCP, 0.6633% 9/15/39 (k)(m)	465	9
Series 2007-C1:
Class C, 5.533% 2/15/40 (k)	165	23
Class D, 5.563% 2/15/40 (k)	30	4
Class E, 5.582% 2/15/40 (k)	15	2
Class XCP, 0.6696% 2/15/40 (k)(m)	183	3
Series 2007-C2 Class XCP, 0.715% 2/15/40 (k)(m)	864	15
Series 2007-C6 Class A4, 5.858% 7/15/40 (k)	94	69
Series 2007-C7:
Class A3, 5.866% 9/15/45	245	194
Class XCP, 0.3124% 9/15/45 (k)(m)	6,171	75
LB-UBS Westfield Trust Series 2001-WM, 6.754% 7/14/16 (f)	21	20
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A:
Class B, 4.13% 11/20/37 (f)	114	91
Class C, 4.13% 11/20/37 (f)	324	220
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.5744% 9/15/21 (f)(k)	24	10
Class E, 0.6344% 9/15/21 (f)(k)	86	26
Class F, 0.6844% 9/15/21 (f)(k)	52	14
Class G, 0.7044% 9/15/21 (f)(k)	102	26
Class H, 0.7444% 9/15/21 (f)(k)	26	6
Lehman Large Loan Trust Series 1997-LLI Class E, 7.3% 10/12/34	133	136
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Merrill Lynch Mortgage Trust:
sequential payer Series 2007-C1 Class A1, 4.533% 6/12/50	$ 38	$ 37
Series 2005-CKI1 Class A3, 5.4149% 11/12/37 (k)	123	120
Series 2005-LC1 Class F, 5.378% 1/12/44 (f)(k)	65	13
Series 2006-C1 Class A2, 5.6116% 5/12/39 (k)	106	102
Series 2007-C1 Class A4, 6.0224% 6/12/50 (k)	284	215
Series 2008-C1 Class A4, 5.69% 2/12/51	160	109
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.4875% 12/12/49 (k)	35	26
sequential payer:
Series 2006-1 CLass A3, 5.671% 2/12/39	80	71
Series 2006-4 Class ASB, 5.133% 12/12/49 (k)	64	55
Series 2007-5:
Class A1, 4.275% 12/12/11	6	6
Class A3, 5.364% 8/12/48	499	399
Class A4, 5.378% 8/12/48	3	2
Class B, 5.479% 2/12/17	225	45
Series 2007-6 Class A1, 5.175% 3/12/51	7	7
Series 2007-7 Class A4, 5.81% 6/12/50 (k)	263	186
Series 2007-8 Class A1, 4.622% 8/12/49	13	13
Series 2006-2 Class A4, 5.9093% 6/12/46 (k)	46	40
Series 2006-4 Class XP, 0.6211% 12/12/49 (k)(m)	1,379	30
Series 2007-6 Class B, 5.635% 3/12/51 (k)	75	16
Series 2007-7 Class B, 5.75% 6/12/50	7	2
Series 2007-8 Class A3, 6.1556% 8/12/49 (k)	65	50
Morgan Stanley Capital I Trust:
floater:
Series 2005-XLF:
Class G, 0.715% 8/15/19 (f)(k)	1	1
Class H, 0.735% 8/15/19 (f)(k)	6	4
Class J, 0.805% 8/15/19 (f)(k)	5	3
Series 2006-XLF:
Class C, 1.545% 7/15/19 (f)(k)	37	4
Class F, 0.665% 7/15/19 (f)(k)	72	53
Class G, 0.705% 7/15/19 (f)(k)	41	18
Series 2007-XCLA Class A1, 0.545% 7/17/17 (f)(k)	123	61
Series 2007-XLCA Class B, 0.8444% 7/17/17 (f)(k)	89	8
Series 2007-XLFA:
Class C, 0.505% 10/15/20 (f)(k)	43	12
Class D, 0.535% 10/15/20 (f)(k)	30	8
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust: - continued
floater:
Series 2007-XLFA:
Class E, 0.595% 10/15/20 (f)(k)	$ 38	$ 8
Class F, 0.645% 10/15/20 (f)(k)	23	4
Class G, 0.685% 10/15/20 (f)(k)	28	4
Class H, 0.775% 10/15/20 (f)(k)	18	2
Class J, 0.925% 10/15/20 (f)(k)	20	2
Class MHRO, 1.035% 10/15/20 (f)(k)	19	2
Class MJPM, 1.345% 10/15/20 (f)(k)	6	1
Class MSTR, 1.045% 10/15/20 (f)(k)	11	1
Class NHRO, 1.235% 10/15/20 (f)(k)	28	3
Class NSTR, 1.195% 10/15/20 (f)(k)	9	1
sequential payer:
Series 2003-IQ5 Class X2, 0.8728% 4/15/38 (f)(k)(m)	266	4
Series 2004-HQ3 Class A2, 4.05% 1/13/41	22	22
Series 2005-IQ9 Class A3, 4.54% 7/15/56	111	103
Series 2006-HQ10 Class A1, 5.131% 11/12/41	26	26
Series 2006-T23 Class A1, 5.682% 8/12/41	71	71
Series 2007-HQ11:
Class A1, 5.246% 2/20/44	12	12
Class A31, 5.439% 2/12/44 (k)	38	33
Series 2007-IQ13 Class A1, 5.05% 3/15/44	12	12
Series 2007-IQ14 Class A1, 5.38% 4/15/49	28	27
Series 2007-T25 Class A2, 5.507% 11/12/49	74	65
Series 2003-IQ6 Class X2, 0.5816% 12/15/41 (f)(k)(m)	543	7
Series 2005-IQ9 Class X2, 1.0455% 7/15/56 (f)(k)(m)	1,032	23
Series 2006-HQ8 Class A3, 5.6115% 3/12/16 (k)	116	108
Series 2006-HQ9 Class B, 5.832% 7/12/44 (k)	111	22
Series 2006-IQ11:
Class A3, 5.9062% 10/15/42 (k)	124	112
Class A4, 5.7708% 10/15/42 (k)	23	19
Series 2006-IQ12 Class B, 5.468% 12/15/43	75	13
Series 2006-T23 Class A3, 5.8075% 8/12/41 (k)	38	33
Series 2007-HQ11 Class B, 5.538% 2/20/44 (k)	136	23
Series 2007-HQ12:
Class A2, 5.8107% 4/12/49 (k)	535	482
Series A1, 5.519% 4/12/49 (k)	18	17
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (k)	113	82
Class B, 5.914% 4/15/49	18	3
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust: - continued
Series 2007-XLC1:
Class C, 0.9444% 7/17/17 (f)(k)	$ 121	$ 10
Class D, 1.0444% 7/17/17 (f)(k)	57	4
Class E, 1.1444% 7/17/17 (f)(k)	47	3
Morgan Stanley Dean Witter Capital I Trust sequential payer Series 2001-PPM Class A2, 6.4% 2/15/31	3	3
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28	440	383
Salomon Brothers Mortgage Securities VII, Inc. sequential payer Series 2000-C3 Class A2, 6.592% 12/18/33	135	136
SBA CMBS Trust Series 2006-1A Class C, 5.559% 11/15/36 (f)	7	6
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 0.7888% 3/24/18 (f)(k)	6	5
Structured Asset Securities Corp. Series 1997-LLI Class D, 7.15% 10/12/34	12	12
TrizecHahn Office Properties Trust Series 2001-TZHA Class C4, 6.893% 5/15/16 (f)	64	65
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.5444% 1/15/18 (f)(k)	58	29
Series 2006-WL7A:
Class E, 0.6244% 9/15/21 (f)(k)	78	23
Class F, 0.6844% 8/11/18 (f)(k)	85	20
Class G, 0.7044% 8/11/18 (f)(k)	80	16
Class J, 0.9444% 8/11/18 (f)(k)	18	2
Series 2007-WHL8:
Class AP1, 1.0444% 6/15/20 (f)(k)	5	1
Class AP2, 1.1444% 6/15/20 (f)(k)	9	1
Class F, 0.8244% 6/15/20 (f)(k)	168	34
Class LXR1, 1.0444% 6/15/20 (f)(k)	9	2
Class LXR2, 1.1444% 6/15/20 (f)(k)	115	12
sequential payer:
Series 2003-C6 Class A2, 4.498% 8/15/35	26	25
Series 2003-C7 Class A1, 4.241% 10/15/35 (f)	150	148
Series 2003-C8 Class A3, 4.445% 11/15/35	327	315
Series 2006-C24 Class A2, 5.506% 3/15/45	62	61
Series 2006-C27 Class A2, 5.624% 7/15/45	67	63
Series 2006-C29 Class A3, 5.313% 11/15/48	199	170
Series 2007-C30:
Class A1, 5.031% 12/15/43	12	12
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-C30:
Class A3, 5.246% 12/15/43	$ 64	$ 59
Class A4, 5.305% 12/15/43	377	310
Class A5, 5.342% 12/15/43	80	56
Series 2007-C31:
Class A1, 5.14% 4/15/47	7	7
Class A4, 5.509% 4/15/47	170	116
Series 2007-C32:
Class A2, 5.7356% 6/15/49 (k)	230	209
Class A3, 5.929% 6/15/49 (k)	127	89
Series 2003-C6 Class G, 5.125% 8/15/35 (f)	36	17
Series 2004-C15:
Class 180A, 5.3979% 10/15/41 (f)(k)	58	48
Class 180B, 5.3979% 10/15/41 (f)(k)	26	22
Series 2005-C19 Class B, 4.892% 5/15/44	75	28
Series 2005-C22:
Class B, 5.355% 12/15/44 (k)	166	58
Class F, 5.355% 12/15/44 (f)(k)	125	20
Series 2006-C23 Class A5, 5.416% 1/15/45 (k)	350	290
Series 2006-C25 Class AM, 5.9263% 5/15/43 (k)	39	21
Series 2006-C29 Class E, 5.516% 11/15/48 (k)	75	8
Series 2007-C30:
Class C, 5.483% 12/15/43 (k)	225	25
Class D, 5.513% 12/15/43 (k)	120	11
Class XP, 0.4317% 12/15/43 (f)(k)(m)	923	15
Series 2007-C31 Class C, 5.6906% 4/15/47 (k)	21	3
Series 2007-C31A Class A2, 5.421% 4/15/47	2,000	1,786
Series 2007-C32:
Class D, 5.929% 6/15/49 (k)	56	6
Class E, 5.929% 6/15/49 (k)	89	9
Wachovia Bank Commercial Mortgage Trust pass-thru certificates:
sequential payer Series 2007-C33 Class A5, 5.9024% 2/15/51 (k)	50	35
Series 2007-C33 Class B, 5.9024% 2/15/51 (k)	126	19
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $23,465)		23,373
Municipal Securities - 0.1%
California Gen. Oblig.:
7.5% 4/1/34	240	232
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California Gen. Oblig.: - continued
7.55% 4/1/39	$ 360	$ 348
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series 2009 C, 7.336% 11/15/39	132	146
TOTAL MUNICIPAL SECURITIES (Cost $739)		726
Fixed-Income Funds - 14.5%
	Shares
Fidelity Corporate Bond 1-10 Year Central Fund (l)	346,972	32,889
Fidelity High Income Central Fund 2 (l)	203,272	17,591
Fidelity Mortgage Backed Securities Central Fund (l)	765,701	77,389
TOTAL FIXED-INCOME FUNDS (Cost $131,394)		127,869
Money Market Funds - 4.8%

Fidelity Cash Central Fund, 0.53% (b)	41,940,763	41,941
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c)	90,000	90
TOTAL MONEY MARKET FUNDS (Cost $42,031)		42,031
Cash Equivalents - 0.0%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.17%, dated 5/29/09 due 6/1/09 (Collateralized by U.S. Treasury Obligations) # (Cost $72)	$ 72	72
TOTAL INVESTMENT PORTFOLIO - 103.8% (Cost $932,011)		911,814
NET OTHER ASSETS - (3.8)%		(33,625)
NET ASSETS - 100%		$ 878,189
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
145 CME E-mini S&P 500 Index Contracts	June 2009	$ 6,656	$ 1,069

The face value of futures purchased as a percentage of net assets - 0.8%
Swap Agreements
		Notional Amount (000s)	Value (000s)
Credit Default Swaps

Receive monthly notional amount multiplied by 2.5% and pay Credit Suisse First Boston upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 8.03% 11/25/34 (Rating-C) (i)

	Dec. 2034	$ 79	$ (75)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-Ca) (j)	Sept. 2037	300	(294)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-Ca) (j)	Sept. 2037	200	(196)
Receive monthly notional amount multiplied by 2.39% and pay UBS upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.73% 2/25/34 (Rating-Baa3) (i)	March 2034	17	(2)
Receive monthly notional amount multiplied by 2.4% and pay Deutsche Bank upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.2288% 1/25/34 (Rating-C) (i)	Feb. 2034	1	(1)
TOTAL CREDIT DEFAULT SWAPS		597	(568)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive quarterly a fixed rate equal to 4.3875% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2010	$ 1,500	$ 52
Receive quarterly a fixed rate equal to 4.774% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2015	1,500	156
Receive semi-annually a fixed rate equal to 5.186% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Sept. 2011	5,000	454
Receive semi-annually a fixed rate equal to 5.388% and pay quarterly a floating rate based on 3-month LIBOR with JP Morgan Chase, Inc.	August 2011	10,000	1,009
TOTAL INTEREST RATE SWAPS		18,000	1,671
		$ 18,597	$ 1,103
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Issuer is in default.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $16,359,000 or 1.9% of net assets.

(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $700,000.

(i) Represents a credit default swap contract in which the fund has sold protection on the underlying reference entity. For the underlying reference entity, ratings disclosed are from Moody's Investor Services, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. Any underlying reference entity which is Not Rated (NR) by Moody's or S&P is designated as such. All ratings are as of the report date and do not reflect subsequent changes.

(j) Represents a tradable index of credit default swaps on home equity asset-backed debt securities. In addition, the swap represents a contract in which the fund has sold protection on the underlying securities within the index. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investor Services, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(k) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(l) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request

(m) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

* Amount represents less than $1,000.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$72,000 due 6/01/09 at 0.17%
BNP Paribas Securities Corp.	$ 3
Bank of America, NA	6
Barclays Capital, Inc.	10
Credit Suisse Securities (USA) LLC	1
Deutsche Bank Securities, Inc.	11
HSBC Securities (USA), Inc.	10
ING Financial Markets LLC	3
J.P. Morgan Securities, Inc.	24
Mizuho Securities USA, Inc.	2
Societe Generale, New York Branch	2
$ 72
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity High Income Central Fund 2	$ 1,178
Fidelity 1-3 Year Duration Securitized Bond Central Fund	241
Fidelity Cash Central Fund	410
Fidelity Commercial Mortgage-Backed Securities Central Fund	810
Fidelity Corporate Bond 1-10 Year Central Fund	1,846
Fidelity Mortgage Backed Securities Central Fund	2,628
Fidelity Securities Lending Cash Central Fund	53
Fidelity Ultra-Short Central Fund	210
Total	$ 7,376
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 13,170	$ 192	$ 12,007	$ -	0.0%
Fidelity Commercial Mortgage-Backed Securities Central Fund	25,879	657	21,822*	-	0.0%
Fidelity Corporate Bond 1-10 Year Central Fund	56,418	3,891	24,966	32,889	1.2%
Fidelity High Income Central Fund 2	19,738	4,317	4,152	17,591	4.0%
Fidelity Mortgage Backed Securities Central Fund	88,196	29,299	41,930	77,389	1.1%
Fidelity Ultra-Short Central Fund	27,012	-	22,730*	-	0.0%
Total	$ 230,413	$ 38,536	$ 127,607	$ 127,869
* Includes the value of shares redeemed through in-kind transactions.
Other Information

The following is a summary of the inputs used, as of May 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 911,814	$ 659,629	$ 247,918	$ 4,267
Other Financial Instruments*	$ 2,172	$ 1,069	$ 1,669	$ (566)
* Other financial instruments include Futures Contracts and Swap Agreements.
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
(Amounts in thousands)	Investments in Securities	Other Financial Instruments
Beginning Balance	$ 1,103	$ (1,284)
Total Realized Gain (Loss)	59	-*
Total Unrealized Gain (Loss)	(758)	1,171
Cost of Purchases	3,589	-
Proceeds of Sales	(192)	-
Amortization/Accretion	15	-
Transfer in/out of Level 3	451	(453)
Ending Balance	$ 4,267	$ (566)
* The realized gain (loss) for derivative instruments is not included in the rollforward. For the period, the realized gain (loss) on these instruments totaled $(1,217,000).

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities or Other Financial Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At May 31, 2009, the aggregate cost of investment securities for income tax purposes was $956,581,000. Net unrealized depreciation aggregated $44,767,000, of which $45,504,000 related to appreciated investment securities and $90,271,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Default Swap Agreements

The Fund entered into credit default swap agreements, which are contracts between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gains or losses. Gains or losses are realized in the event of an early termination of a swap agreement. Risks of loss include credit risk. The Fund's maximum risk of loss from counterparty risk, either as a buyer of protection or as a seller of protection, is the value of the contract. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance with the swap agreement and, if required, is identified. The Fund could experience delays and costs in gaining access to the collateral even though it is held in the Fund's custodian bank.

The Fund entered into credit default swap agreements to provide a measure of protection against defaults of an issuer (buyer of protection) and/or to gain credit exposure to an issuer to which it is not otherwise exposed (seller of protection). The issuer may be either a single issuer or a basket of issuers. As a buyer of protection, the Fund does so when it holds bonds of the issuer or without owning the underlying asset or debt issued by the reference entity. Under the terms of a credit default swap the buyer of protection receives credit protection in exchange for making periodic payments to the seller of protection based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller of protection acts as a guarantor of the credit worthiness of a reference obligation. Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap and recorded as realized gains or losses. Periodic payments are made over the life of the contract provided that no credit event occurs. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on corporate or sovereign issuers, a credit event may be triggered by events such as bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. If a credit event were to occur during the term of the contract, upon notification from the buyer of protection, the seller of protection is obligated to take delivery from the buyer of protection the notional amount of a reference obligation, at par. The difference between the value of the obligation received and the notional amount paid is recorded as a realized loss to the seller of protection. For credit default swaps on asset-backed securities, the reference obligation described represents the security that will be put to the seller of protection. For credit default swaps on corporate or sovereign issuers, under the terms of the agreement, the obligation that is put to the seller of protection is not limited to the specific reference obligation described.

The notional amount of credit default swaps approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller of protection and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller of protection amounted to $597,000 representing 0.07% of net assets.

The value of each credit default swap and credit rating disclosed for each reference obligation, where the Fund is the seller of protection, are both measures of the current payment/ performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as the seller of protection if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 30, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	July 30, 2009